As filed with the Securities and Exchange Commission on June 2, 2000
                                                              File Nos. 2-90518
                                                                       811-4006
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM N-1A

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 39

                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                               AMENDMENT NO. 40

                              CITIFUNDS TRUST I*
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

                              PHILIP W. COOLIDGE
                           21 MILK STREET, 5TH FLOOR
                          BOSTON, MASSACHUSETTS 02109
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPY TO:
                                ROGER P. JOSEPH
                     BINGHAM DANA LLP, 150 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110

It is proposed that this filing will become effective seventy-five days after filing pursuant to paragraph (a) of Rule 485.

-----------------------------------
* This filing relates only to the series of the Trust designated as Citi S&P 500 Index Portfolio, Citi 1000 Index Portfolio, Citi All Markets Index Portfolio, Citi Small Cap Index Portfolio, Citi International Index Portfolio, Citi Global Titans Index Portfolio, Citi Nasdaq 100 Portfolio and Citi U.S. Bond Index Portfolio.

                                                                     PROSPECTUS
                                                              ________ __, 2000


CITI INDEX FUNDS

Citi S&P 500 Index Portfolio

Citi 1000 Index Portfolio

Citi All Markets Index Portfolio

Citi Small Cap Index Portfolio

Citi International Index Portfolio

Citi Global Titans Index Portfolio

Citi Nasdaq 100 Portfolio

Citi U.S. Bond Index Portfolio


Class A and D Shares





The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

-------------------------------------------------------------------------------
                             INVESTMENT PRODUCTS:
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

THE FUNDS......................................................................
  GOALS........................................................................
  PRINCIPAL INVESTMENT STRATEGIES..............................................
  PRINCIPAL RISKS..............................................................
  FUND PERFORMANCE.............................................................
  FEES AND EXPENSES............................................................

YOUR ACCOUNT...................................................................
  CHOOSING A CLASS OF SHARES TO BUY............................................
  HOW TO BUY SHARES............................................................
  HOW THE PRICE OF YOUR SHARES IS CALCULATED...................................
  HOW TO SELL SHARES...........................................................
  EXCHANGES....................................................................
  DIVIDENDS....................................................................
  TAX MATTERS..................................................................

MANAGEMENT OF THE FUNDS........................................................
  MANAGERS.....................................................................
  MANAGEMENT FEES..............................................................
  DISTRIBUTION ARRANGEMENTS....................................................

INDEX PERFORMANCE INFORMATION..................................................

MORE ABOUT THE FUNDS...........................................................
  INVESTMENT STRATEGIES........................................................

     The Funds are not sponsored, endorsed, sold or promoted by any Index, and the Indexes are not in any way affiliated with the Funds. The sponsors of the Indexes make no representation or warranty, implied or express, to purchasers of any Fund or to any member of the public regarding the advisability of investing in the Funds or the ability of the Indexes to track general stock market performance. The sponsors of the Indexes do not guarantee the accuracy and/or the completeness of any Index or any data included therein.

     The Funds intend to license for use or receive permission to use the following trademarks and service marks:

     o Standard & Poor's 500(R), S&P 500(R), Standard & Poor's(R), S&P(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc.
     o Wilshire and Wilshire 5000 are registered service marks of Wilshire Associates, Inc.
     o The Morgan Stanley Capital International EAFE Free Index is the exclusive property of Morgan Stanley Capital International. Morgan Stanley Capital International and EAFE are trademarks of Morgan Stanley Capital International.
     o Russell 1000(R) and Russell 2000(R) are service marks of Frank Russell Company. o Dow JonesSM, Global TitansSM and Dow Jones Global Titans IndexSM are service marks of Dow Jones & Company, Inc.
     o The Nasdaq 100, Nasdaq 100 Index, and Nasdaq are trade or service marks of The Nasdaq Stock Market, Inc.
     o   Lehman Brothers Aggregate Bond Index(R) is a trademark of Lehman
         Brothers.

THE FUNDS

GOALS

CITI S&P 500 INDEX PORTFOLIO - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the price and yield performance of the Standard & Poor's 500(R) Composite Stock Price Index (S&P 500 Index).

CITI 1000 INDEX PORTFOLIO - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 1000(R) Index.

CITI ALL MARKETS INDEX PORTFOLIO - The Fund's goal is to provide long-term capital growth by approximating, before fees and expenses, the performance of the Wilshire 5000 Total Stock Market Index.

CITI SMALL CAP INDEX PORTFOLIO - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 2000(R) Index.

CITI INTERNATIONAL INDEX PORTFOLIO - The Fund's goal is to provide long-term capital growth by approximating, before fees and expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index (EAFE Index).

CITI GLOBAL TITANS INDEX PORTFOLIO - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Dow Jones Global Titans IndexSM.

CITI NASDAQ 100 PORTFOLIO - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Nasdaq 100 Index.

CITI U.S. BOND INDEX PORTFOLIO - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Lehman Brothers Aggregate Bond Index(R).

PRINCIPAL STRATEGIES

INDEXING

An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. Each Fund tries to provide investment results that match, as closely as possible, the performance of a particular Index. The Funds may use replication or sampling techniques to track the performance of their Indexes. Replication involves a Fund holding each security in its Index in the same proportion as the security appears in the Index. Sampling techniques involve investing in a smaller number of securities included in the Index that are selected to resemble the Index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield or other characteristics. The Funds also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of their Indexes.

Please remember that the Funds have operating expenses, but the Indexes do not. This means that while a Fund may track its Index closely, it will usually be unable to equal the Index's performance.

CITI S&P 500 INDEX PORTFOLIO

The Index. The Standard & Poor's 500 Composite Stock Price Index is one of the mostly widely used benchmarks of U.S. equity performance. The S&P 500 Index consists of 500 stocks chosen for market capitalization, liquidity and industry group representation. The S&P 500 Index is market-value-weighted, so the larger of the 500 companies have a bigger impact on the performance of the S&P 500 Index. The S&P 500 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the S&P 500 Index's performance. The S&P 500 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Key investments. The S&P 500 Index Fund will hold a broadly diversified portfolio of common stocks that is comparable to the S&P 500 Index in terms of economic sector weightings, market capitalization and liquidity. The Fund invests at least 80% of its assets in common stocks included in the S&P 500 Index. The Fund holds stocks of substantially all of the companies which comprise the S&P 500 Index, including those companies which are headquartered outside the U.S. The Fund also may enter into repurchase agreements, lend portfolio securities and use certain types of derivative instruments to help implement its objective.

Selection process. The manager manages the S&P 500 Index Fund as a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the composition of the S&P 500 Index as closely as possible by adjusting the Fund's portfolio daily to reflect the companies included in the index and their weightings. The Fund does not mirror the S&P 500 Index exactly because, unlike the S&P 500 Index, the Fund must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the S&P 500 Index because of the Fund's short-term investments and its operating expenses.

Who may want to invest. The S&P 500 Index Fund may be an appropriate investment if you:
     o Are seeking to participate in the long term growth potential of U.S. large capitalization stocks
     o   Are seeking an investment which tracks the performance of the S&P 500
         Index
     o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
     o   Are willing to accept the risks of the stock market

CITI 1000 INDEX PORTFOLIO

The Index. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 1999, the average market capitalization of companies in the Russell 1000 Index was approximately $____ billion, and the smallest company in the Russell 1000 Index had a market capitalization of approximately $____ billion. The Russell 1000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Russell 1000 Index's performance. The Russell 1000 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Key investments. The 1000 Index Fund may use replication or sampling techniques to track the performance of the Russell 1000 Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Russell 1000 Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

Selection process. The manager manages the 1000 Index Fund as a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Russell 1000 Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the Russell 1000 Index or its performance. As a result, the Fund does not mirror the Russell 1000 Index exactly. Also, unlike the Russell 1000 Index, the Fund must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Russell 1000 Index because of the Fund's short-term investments and its operating expenses.

Who may want to invest. The 1000 Index Fund may be an appropriate investment if you:
     o Are seeking to participate in the long term growth potential of U.S. large capitalization stocks
     o Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities
     o   Are willing to accept the risks of the stock market

CITI ALL MARKETS INDEX PORTFOLIO

The Index. The Wilshire 5000 Total Stock Market Index, an unmanaged capitalization-weighted index of over 7,000 U.S. equity securities, consists of all the U.S. stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market for which daily pricing is available. The Wilshire 5000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Wilshire 5000 Index's performance. The Wilshire 5000 Index does not have to maintain liquidity to meet redemption requests or pay expenses.

The Wilshire 5000 Index is comprised of the stocks in the S&P 500 Index, except for a small number of foreign stocks that represent approximately 3% of the S&P 500 Index, and the stocks in the Wilshire 4500 Index.

Key investments. The All Markets Index Fund invests in a sampling of securities that are selected and weighted to result in investment characteristics comparable to, and performance that will correlate with the performance before fees and expenses of, the Wilshire 5000 Index. The statistical sampling techniques are based on capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio and earnings growth. Under normal market conditions, the Fund invests at least 90% of its assets in common stocks included in the Wilshire 5000 Index.

Selection process. The All Markets Index Fund follows an indexed or "passively managed" approach to investing. This means that the Fund's manager determines how the Fund's assets will be invested to match, to the extent feasible, the capitalization range and returns of the Wilshire 5000 Index and determines which securities are to be purchased or sold to match or sample the Wilshire 5000 Index. Also, the Fund's manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Wilshire 5000 Index as closely as possible by adjusting the Fund's investments periodically to reflect a sampling of the companies included in the Wilshire 5000 Index and their weightings. The Fund does not mirror the Wilshire 5000 Index exactly because of this sampling. Also, unlike the Wilshire 5000 Index, the Fund must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Wilshire 5000 Index because of the Fund's short-term investments and its operating expenses.

Who may want to invest. The All Markets Index Fund may be an appropriate investment if you:
     o   Are seeking to participate in the long term growth potential of U.S.
         stocks
     o Are looking for an investment with potentially greater return but higher risk than a Fund investing primarily in fixed income securities
     o   Are willing to accept the risks of the stock market

CITI SMALL CAP INDEX PORTFOLIO

The Index. The Russell 2000 Index is comprised of the 2,000 smallest companies out of the 3,000 largest U.S. companies based on total market capitalization.

As of December 31, 1999, the average market capitalization of companies in the Russell 2000 Index was approximately $____ million. The largest company in the Russell 2000 Index had a market capitalization of approximately $____ billion. The Russell 2000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Russell 2000 Index's performance. The Russell 2000 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Key investments. The Small Cap Index Fund may use replication or sampling techniques to track the performance of the Russell 2000 Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Russell 2000 Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

Selection process. The manager manages the Small Cap Index Fund as a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Russell 2000 Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the Russell 2000 Index or its performance. As a result, the Fund does not mirror the Russell 2000 Index exactly. Also, unlike the Russell 2000 Index, the Fund must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Russell 2000 Index because of the Fund's short-term investments and its operating expenses.

Who may want to invest. The Small Cap Index Fund may be an appropriate investment if you:
     o Are seeking to participate in the long term growth potential of U.S. small capitalization stocks
     o Are looking for an investment with potentially greater return but higher risk than a Fund investing primarily in fixed income securities
     o Are willing to accept the risks of the stock market, including the greater volatility that may result from investing in small capitalization stocks

CITI INTERNATIONAL INDEX PORTFOLIO

The Index. The EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East (the EAFE Index includes dividends net of withholding taxes). The EAFE Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the EAFE Index's performance. The EAFE Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Key investments. The International Index Fund invests in a sampling of securities that are selected and weighted to result in investment characteristics comparable to, and performance that will correlate with the performance before fees and expenses of, the EAFE Index. The statistical sampling techniques are based on capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, earnings growth, country weightings and the effect of foreign taxes. Under normal market conditions, the Fund invests at least 90% of its assets in common stocks included in the EAFE Index. The Fund attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the EAFE Index.

Selection process. The International Index Fund's manager follows an indexed or "passively managed" approach to investing. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the EAFE Index as closely as possible by adjusting the Fund's portfolio periodically to reflect a sampling of the companies included in the EAFE Index and their weightings. The Fund does not mirror the EAFE Index exactly because of this sampling. Also, unlike the EAFE Index, the Fund must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the EAFE Index because of the Fund's short-term investments and its operating expenses.

Who may want to invest. The International Index Fund may be an appropriate investment if you:
     o Are seeking to participate in the long term growth potential of international markets
     o Currently have exposure to U.S. stock markets and wish to diversify your investment portfolio by adding non-U.S. stocks that may not move in tandem with U.S. stocks
     o Are comfortable with the risks of the stock market and the special risks of investing in foreign securities, including emerging market securities

CITI GLOBAL TITANS INDEX PORTFOLIO

The Index. The Dow Jones Global Titans Index consists of 50 companies, and includes some of the world's most well known and well established blue-chip companies. The Global Titans Index currently consists of stocks of companies with capitalizations of at least $20 billion. Companies are selected from the 100 largest companies in the world as measured by assets, book value, sales or revenue, net profit and foreign sales rankings, and are market and industry leaders on a global level, with international exposure either from selling products outside their home markets or providing services to overseas clients. The Global Titans Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Global Titans Index's performance. The Global Titans Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses. The Global Titans Index was established in July, 1999.

Key investments. The Global Titans Index Fund may use replication or sampling techniques to track the performance of the Global Titans Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Global Titans Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

Selection process. The manager manages the Global Titans Index Fund as a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Global Titans Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the Global Titans Index or its performance. As a result, the Fund does not mirror the Global Titans Index exactly. Also, unlike the Global Titans Index, the Fund must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Global Titans Index because of the Fund's short-term investments and its operating expenses.

Who may want to invest. The Global Titans Index Fund may be an appropriate investment if you:
     o Are seeking to participate in the long term growth potential of U.S. and foreign large capitalization stocks
     o Are looking for an investment with potentially greater return but higher risk than a Fund investing primarily in fixed income securities
     o Are willing to accept the risks of the stock markets worldwide, including the special risks of investing in foreign securities

CITI NASDAQ 100 PORTFOLIO

The Index. The Nasdaq 100 Index includes the largest and most active non-financial domestic and international companies listed on the Nasdaq Stock Market. The Nasdaq 100 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Nasdaq 100 Index's performance. The Nasdaq 100 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Key investments. The Nasdaq 100 Index Fund may use replication or sampling techniques to track the performance of the Nasdaq 100 Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Nasdaq 100 Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

Selection process. The manager manages the Nasdaq 100 Index Fund as a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Nasdaq 100 Index as closely as possible by adjusting the Fund's portfolio periodically to match or sample the Nasdaq 100 Index or its performance. As a result, the Fund does not mirror the Nasdaq 100 Index exactly. Also, unlike the Nasdaq 100 Index, the Fund must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Nasdaq 100 Index because of the Fund's short-term investments and its operating expenses.

Who may want to invest. The Nasdaq 100 Index Fund may be an appropriate investment if you:
     o   Are seeking to participate in the long term growth potential of U.S.
         stocks
     o Are looking for an investment with potentially greater return but higher risk than a Fund investing primarily in fixed income securities
     o Are willing to accept the risks of the stock market, including the potential for greater volatility of certain companies included in the Nasdaq 100 Index

CITI U.S. BOND INDEX PORTFOLIO

The Index. The Lehman Brothers Aggregate Bond Index measures the total universe of public investment-grade fixed income securities in the U.S., including government, corporate, mortgage-backed, asset-backed, and international U.S. dollar-denominated bonds, all with maturities of over 1 year. As of December 31, 1999, the Lehman Bond Index included more than 5,500 bonds. The Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Index's performance. The Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Key investments. The U.S. Bond Index Fund may use replication or sampling techniques to track the performance of the Lehman Bond Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

Selection process. The manager manages the U.S. Bond Index Fund as a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodically to reflect the companies included in the Index and their weightings. The Fund does not mirror the Index exactly because of this sampling. Also, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

Who may want to invest. The U.S. Bond Index Fund may be an appropriate investment if you:
     o   Are seeking to participate in the bond market
     o   Are willing to accept the risks of the bond market

PRINCIPAL RISKS

As with any mutual fund, you may lose money if you invest in these Funds. The risks of investing in each Fund vary depending on the Index it tracks and the securities it holds.

Risks Common to All Funds.

INDEX INVESTING RISK. Because each Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. Each Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its corresponding Index or to adjust their relative weightings. Although the portfolio manager for each Fund seeks to replicate the performance of the corresponding Index, a Fund may underperform its corresponding Index even before deducting expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of a Fund, and the differences between how and when the Fund and its corresponding Index are valued can also cause differences in performance. A Fund which uses a sampling strategy may not track its Index perfectly because differences between the underlying Index and the Fund's portfolio will cause differences in performance.

MARKET RISK. The Funds are exposed to the risks of investing in common stocks and/or debt securities. A Fund may not perform as well as other investments, if:

     o The Fund's corresponding Index declines or performs poorly relative to other related indexes or individual securities.

     o An adverse event relating to an issuer, such as an unfavorable earnings report, negatively affects the price of one of the larger issuers in the Index.

     o The securities issued by companies which comprise the Index fall out of favor with investors.

DERIVATIVES. A Fund's use of derivatives, such as futures contracts, options and swap agreements, could result in losses that are not offset by gains on other portfolio assets, causing the Fund's share price to go down. A Fund's use of derivatives may adversely affect the Fund's ability to track its Index if the derivatives do not perform as expected, or if the derivatives are timed incorrectly or are executed under adverse market conditions.

Additional Risk for the 1000 Index Fund, Small Cap Index Fund, Global Titans Index Fund, Nasdaq 100 Index Fund and U.S. Bond Index Fund.

NON-DIVERSIFICATION. The 1000 Index Fund, Small Cap Index Fund, Global Titans Index Fund, Nasdaq 100 Index Fund and U.S. Bond Index Fund may invest a relatively high percentage of their assets in the securities of a single issuer or a limited number of issuers. As a result, each of these Funds may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

Additional Risk for the International Index Fund and the Global Titans Index
Fund.

FOREIGN SECURITIES. The International Index Fund and the Global Titans Index Fund are exposed to the risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors. Foreign markets can be less liquid and more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently that the U.S. market. The value of securities of smaller, less well-known issuers can perform differently than the market as a whole and other types of stocks and can be more volatile than that of larger issuers. Because the value of American Depositary Receipts
(ADRs), in which the Funds may invest, is dependent upon the market price of an underlying foreign security, ADRs are subject to most of the risks associated with foreign investing. A Fund may lose money if the currency in which a security is priced declines in value relative to the U.S. dollar. Currency fluctuations could erase investment gains or add to investment losses.

Additional Risk for the Small Cap Index Fund and the Nasdaq 100 Index Fund.

SMALLER COMPANIES. The Small Cap Index Fund's and the Nasdaq 100 Index Fund's investments may include smaller capitalization companies whose stocks tend to have more price volatility than larger companies.

Additional Risks for the U.S. Bond Index Fund.

INTEREST RATE RISK. In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer-term obligations are usually more sensitive to interest rate changes. A change in interest rates could cause the U.S. Bond Index Fund's share price to go down.

CREDIT RISK. Some issuers may not make payments on debt securities held by the U.S. Bond Index Fund. Or, an issuer's financial condition may deteriorate, leading to greater volatility in the price of the security and making the security more difficult for the Fund to sell.

PREPAYMENT AND EXTENSION RISK. The issuers of debt securities held by the U.S. Bond Index Fund may be able to call a bond or prepay principal due on the securities, particularly during periods of declining interest rates. The Fund may not be able to reinvest that principal at attractive rates, and the Fund may lose any premium paid. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This makes securities more sensitive to interest rate changes.

FUND PERFORMANCE

Because each Fund is a new fund, performance information for the Funds is not included in this prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.


-----------------------------------------------------------------------------------------------------------------
                                                                                  Citi
                                             Citi All                 Citi        Global      Citi     Citi U.S.
                       Citi S&P   Citi 1000   Markets   Citi Small International  Titans     Nasdaq      Bond
                       500 Index    Index      Index    Cap Index     Index       Index        100       Index
                       Portfolio  Portfolio  Portfolio  Portfolio    Portfolio   Portfolio  Portfolio  Portfolio
-----------------------------------------------------------------------------------------------------------------
SHAREHOLDER
FEES (FEES PAID
DIRECTLY FROM YOUR
INVESTMENT)
  CLASS A AND           None        None       None       None        None        None       None         None
  CLASS D SHARES
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                        Citi S&P 500 Index     Citi 1000 Index       Citi All Markets Index     Citi Small Cap Index
                            Portfolio             Portfolio                  Portfolio                Portfolio
--------------------------------------------------------------------------------------------------------------------
                        Class A    Class D    Class A    Class D     Class A       Class D     Class A      Class D
--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND
OPERATING
EXPENSES(1)(2)
--------------------------------------------------------------------------------------------------------------------
EXPENSES THAT ARE
DEDUCTED FROM FUND
ASSETS
--------------------------------------------------------------------------------------------------------------------
Management Fees          0.25%      0.25%      0.35%      0.35%        0.23%      0.23%         0.35%        0.35%
--------------------------------------------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees     0.20%      None       0.20%      None         0.20%      None          0.20%        None
--------------------------------------------------------------------------------------------------------------------
Other Expenses
(administrative and
other expenses)          0.14%      0.14%      0.25%      0.25%        0.25%      0.25%         0.25%        0.25%
--------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES*      0.59%      0.39%      0.80%      0.60%        0.68%      0.48%         0.80%        0.60%
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                         Citi International   Citi Global Titans        Citi Nasdaq 100        Citi U.S. Bond Index
                           Index Portfolio      Index Portfolio            Portfolio                  Portfolio
--------------------------------------------------------------------------------------------------------------------
                        Class A    Class D    Class A    Class D     Class A      Class D       Class A      Class D
--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND
OPERATING
EXPENSES(1)
--------------------------------------------------------------------------------------------------------------------
EXPENSES THAT ARE
DEDUCTED FROM FUND
ASSETS
--------------------------------------------------------------------------------------------------------------------
Management Fees          0.40%      0.40%      0.40%      0.40%        0.40%      0.40%         0.25%        0.25%
--------------------------------------------------------------------------------------------------------------------
Distribution and
Service (12b-1) Fees     0.20%      None       0.20%      None         0.20%     None           0.20%        None
--------------------------------------------------------------------------------------------------------------------
Other Expenses
(administrative and
other expenses)          0.25%      0.25%      0.25%      0.25%        0.25%      0.25%         0.25%        0.25%
--------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES*      0.85%      0.65%      0.85%      0.65%        0.85%      0.65%         0.70%        0.50%
--------------------------------------------------------------------------------------------------------------------

(1) Based on estimated expenses for the fiscal year ending _____ __, 2000.
* Certain of the Funds' service providers are voluntarily waiving fees or reimbursing expenses such that net annual operating expenses are expected to be:

                       ------------------------------------------------------------------------------------------
                        Citi S&P 500 Index     Citi 1000 Index     Citi All Markets Index   Citi Small Cap Index
                            Portfolio             Portfolio                Portfolio              Portfolio

                       ------------------------------------------------------------------------------------------
                        Class A    Class D    Class A    Class D    Class A    Class D      Class A        Class D
                       ------------------------------------------------------------------------------------------
                        -----%     -----%     -----%     -----%     -----%     -----%       -----%         -----%
                       ------------------------------------------------------------------------------------------

                       ------------------------------------------------------------------------------------------
                         Citi International   Citi Global Titans     Citi Nasdaq 100        Citi U.S. Bond Index
                           Index Portfolio      Index Portfolio         Portfolio                Portfolio

                       ------------------------------------------------------------------------------------------
                        Class A    Class D    Class A    Class D    Class A    Class D      Class A       Class D
                       ------------------------------------------------------------------------------------------
                        -----%     -----%     -----%     -----%      -----%    -----%       -----%        -----%
                       ------------------------------------------------------------------------------------------

     These voluntary fee waivers and reimbursements may be reduced or terminated at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes that:

     o   you invest $10,000 in a Fund for the time periods indicated;

     o   you reinvest all dividends;

     o   you then sell all of your shares at the end of those periods;

     o your investment has a 5% return each year - the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of any Fund's future performance; and

     o the Funds' operating expenses as shown in the table remain the same - the example does not include voluntary waivers and fee reimbursements.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------
                                                One Year        Three Years
-------------------------------------------------------------------------------
Citi S&P 500 Index Portfolio
  Class A                                      $ 60              $189
  Class D                                      $ 40              $125
-------------------------------------------------------------------------------
Citi 1000 Index Portfolio
  Class A                                      $ 82              $255
  Class D                                      $ 61              $192
-------------------------------------------------------------------------------
Citi All Markets Index Portfolio
  Class A                                      $ 69              $218
  Class D                                      $ 49              $154
-------------------------------------------------------------------------------
Citi Small Cap Index Portfolio
  Class A                                      $ 82              $255
  Class D                                      $ 61              $192
-------------------------------------------------------------------------------
Citi International Index Portfolio
  Class A                                      $ 87              $271
  Class D                                      $ 66              $208
-------------------------------------------------------------------------------
Citi Global Titans Index Portfolio
  Class A                                      $ 87              $271
  Class D                                      $ 66              $208

-------------------------------------------------------------------------------
Citi Nasdaq 100 Portfolio
  Class A                                      $ 87              $271
  Class D                                      $ 66              $208
-------------------------------------------------------------------------------
Citi U.S. Bond Index Portfolio
  Class A                                      $ 72              $224
  Class D                                      $ 51              $160
-------------------------------------------------------------------------------

YOUR ACCOUNT

CHOOSING A CLASS OF SHARES TO BUY

You may purchase CLASS A SHARES which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to an ongoing service fee. Class A is the class of shares generally available for purchase by investors.

CLASS D SHARES are sold at net asset value with no initial or deferred sales charge. Class D shares are not subject to an ongoing service fee. You may purchase Class D shares only if you are participating in certain investment programs. Class D shares also are offered to certain tax-exempt employee benefit and retirement plans. For more information about these programs, please call 1-800-_________.

Each share class may not be available for purchase by every investor.

HOW TO BUY SHARES

Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor or a broker-dealer or financial institution (called a Service Agent) that has entered into a sales or service agreement with the distributor concerning the Funds. Please call 1-800-_______ for information.

Shares also may be purchased by customers that have established an account with ________, a Service Agent. To open an account, you must complete the application available through the ________ website (www.______.com), or by calling 1-800-_________. The account application may be submitted electronically. You will also be required to submit a signature guarantee card which will be sent to you by mail. For more detailed information on how to open an account, please visit the ________ website at www.______.com, or call 1-800-_________. Once you open your account, you will be subject to general account requirements imposed by _______, as described in the on-line account application, and will have access to all the electronic financial services made available over the Internet by _________. If you open an on-line account, you can place orders to purchase Fund shares by accessing the ________ website at www.______.com, or by calling 1-800-_________. This prospectus is readily available for viewing and printing on the ________ website. Please note that www.______.com is an inactive textual reference only, meaning that the information contained on the website is not part of this prospectus and is not incorporated herein by reference.

On-line investors who have established an account with ________ will receive all shareholder information about the Fund they invest in electronically, unless otherwise requested. Shareholder information includes prospectuses, financial reports, confirmations, proxy solicitations and financial statements, among other things. Shareholders may also receive other Fund-related correspondence through their e-mail account. By purchasing Fund shares on-line, you certify that you have access to the Internet and a current e-mail account, and you acknowledge that you are responsible for providing a correct and operational e-mail address and that you will receive Fund information electronically unless you otherwise request. You may incur costs for on-line access to shareholder documents and maintaining an e-mail account.

Please specify whether you are purchasing Class A or Class D shares. If you fail to specify, Class A shares will be purchased for your account.

The Funds do not impose any minimum initial or subsequent investment requirements but your Service Agent may.

Shares are purchased at net asset value the next time it is calculated after your order is received in proper form by the transfer agent. Each Fund has the right to reject any purchase order or cease offering Fund shares at any time.

To complete a purchase transaction, you must have sufficient funds in your account. If you transfer funds by check, the funds will not be available in your account until the check clears.

If you hold your shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. If you wish to transfer your account, you may transfer it to another financial institution, or you may set up an account directly with the Fund's transfer agent.

Each Fund sends only one report to a household if more than one account has the same address. Contact your dealer representative, _______ or the transfer agent if you do not want this policy to apply to you.

Automatic Investment Plans

Each Fund has Monthly and Quarterly Systematic Investment Plans which allows you to automatically invest a specific dollar amount in your account on a monthly or quarterly basis. For more information, please contact the Funds' transfer agent or, if you hold your shares through a Service Agent, your Service Agent. Information also may be obtained on-line on the ________ website at www.______.com.

HOW THE PRICE OF YOUR SHARES IS CALCULATED

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Each Fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. Each Fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.

Each Fund's currency conversions are done when the London Stock Exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a Fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the Funds' Board of Trustees. Each Fund that uses fair value to price securities may value those securities higher or lower than another Fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a Fund could change on days when you cannot buy or redeem shares.

HOW TO SELL SHARES

You may sell (redeem) your shares Monday through Friday, except on certain holidays. You may make redemption requests in writing through the Funds' transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. If your account application permits, you may also make redemption requests by telephone. Customers of ________ may redeem shares by placing a redemption order on-line at the ________ website, or by calling 1-800-______. All redemption requests must be in proper form, as determined by the transfer agent. Each Service Agent is responsible for promptly submitting redemption requests to the Funds' transfer agent. For your protection, the Funds may request documentation, such as a signature guarantee, for large redemptions or other unusual activity in your account.

Each Fund has a Systematic Withdrawal Plan which allows you to automatically withdraw a specific dollar amount from your account on a regular basis. You must have at least $10,000 in your account to participate in this program. For more information, please contact the Funds' transfer agent or, if you hold your shares through a Service Agent, your Service Agent. If your Service Agent is ________, information also may be obtained on-line on the ________ website at www.______.com.

The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received by transfer agent. Fund shares are redeemed without a sales charge.

Your account will be credited with your redemption proceeds in federal funds normally on the business day on which you sell your shares but, in any event, within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. Each Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities into cash. You should be aware that you may have to pay taxes on your redemption proceeds.

Due to increased Internet traffic during periods of dramatic economic or market changes or due to system failures, you may experience difficulty in implementing a redemption via the ________ website. In these situations, investors may want to consider effecting redemptions by calling 1-800-______. However, investors may experience similar difficulties in effecting redemptions via telephone during periods of dramatic economic or market changes. The Funds are not responsible for any losses associated with unexecuted transactions.

EXCHANGES

Shares may be exchanged for shares of any other Fund offered in this Prospectus, or for certain other Funds that may be made available through your Service Agent. You may exchange Fund shares for shares of the same class. You may exchange Fund shares for shares of another class only if you are participating in certain fee based advisory programs or employer-sponsored retirement plans. You may place exchange orders through the transfer agent or, if you hold your shares through a Service Agent, through your Service Agent. You may place exchange orders by telephone if your account application permits. The transfer agent or your Service Agent can provide you with more information.

Customers of ________ may exchange Fund shares by accessing the ________ website and following the instructions for exchanges, or by calling 1-800-______.

There is no sales charge on Fund shares you get through an exchange.

The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

DIVIDENDS

Each Fund, other than the U.S. Bond Index Portfolio, pays substantially all of its net income (if any) from dividends and interest to its shareholders of record as a dividend semi-annually during the months of June and December

The U.S. Bond Index Portfolio pays substantially all of its net income (if any) from dividends and interest to its shareholders of record as a dividend monthly.

Each Fund's net realized short-term and long-term capital gains, if any, will be distributed to Fund shareholders at least annually, in December. Each Fund may also make additional distributions to shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares of the same class of shares that you hold.

TAX MATTERS

This discussion of taxes is very general. You should consult your own tax adviser about your particular situation.

TAXATION OF DISTRIBUTIONS: You will normally have to pay federal income taxes on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by a Fund as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous December. Each year the Funds will make available to you a report of your distributions for the prior year and how they are treated for federal tax purposes.

Fund distributions will reduce a Fund's net asset value per share. As a result, if you buy shares just before a Fund makes a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

TAXATION OF TRANSACTIONS: If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

MANAGEMENT OF THE FUNDS

MANAGERS

SSB Citi Fund Management LLC (SSB Citi) is the investment adviser of each Fund, and subject to policies set by the Funds' Trustees, SSB Citi makes investment decisions. SSB Citi is an indirect wholly-owned subsidiary of Citigroup Inc. SSB Citi's address is 388 Greenwich Street, New York, New York 10013. SSB Citi is referred to as the Funds' Manager.

MANAGEMENT FEES

Each Fund pays the Manager a management fee at the annual rates noted below:

----------------------------------------------------------------------------
                                           FEE, AS PERCENTAGE OF
               FUND                       AVERAGE DAILY NET ASSETS

----------------------------------------------------------------------------
Citi S&P 500 Index Portfolio                       0.25%
----------------------------------------------------------------------------
Citi 1000 Index Portfolio                          0.35%
----------------------------------------------------------------------------
Citi All Markets Index Portfolio                   0.23%
----------------------------------------------------------------------------
Citi Small Cap Index Portfolio                     0.35%
----------------------------------------------------------------------------
Citi International Index Portfolio                 0.40%
----------------------------------------------------------------------------
Citi Global Titans Index Portfolio                 0.40%
----------------------------------------------------------------------------
Citi Nasdaq 100 Portfolio                          0.40%
----------------------------------------------------------------------------
Citi U.S. Bond Index Portfolio                     0.25%
----------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS

Each Fund has adopted a service plan under rule 12b-1 under the Investment Company Act of 1940 with respect to its Class A shares. The service plan allows a Fund to pay the distributor, a broker-dealer or financial institution that has entered into a service agreement with the distributor concerning the Class A shares of the Funds, or others a monthly service and distribution fee at an annual rate not to exceed 0.20% of the Fund's average daily net assets attributable to Class A shares. The service and distribution fee may be used to make payments for providing personal service or the maintenance of shareholder accounts, as compensation for the sale of Class A shares of a Fund, and for advertising, marketing or other promotional activity. Because fees under the plan are paid out of Fund assets, over time these fees will increase the cost of your investment in Class A shares and may cost you more than paying other types of sales charges.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. SSB Citi or an affiliate may make similar payments under similar arrangements.

INDEX PERFORMANCE INFORMATION

The following charts set forth the average annual returns of the various Indexes over the past ten years. Performance information for the Dow Jones Global Titans Index is not presented because this Index has been in existence only since July, 1999. The data is provided to illustrate the past performance of the Funds' corresponding Indexes and does not represent the performance of any of the Funds. Investors should not consider this performance data as an indication of future performance of any of the Funds. The returns are not intended to predict or suggest the returns that might be experienced by any of the Funds or an individual investing in any of the Funds.

All returns presented were calculated on a total return basis. Performance of the Funds for the periods shown below would have been lower because of the operating expenses associated with an investment in the Funds.

[Index performance information to be inserted.]

MORE ABOUT THE FUNDS

The Funds' goals, principal investments and risks are described in THE FUNDS. More information on investment strategies and risks appears below.

INVESTMENT STRATEGIES

DERIVATIVES

Each Fund may, but is not required to, use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities, for any of the following purposes:

     o to simulate full investment in the Fund's corresponding Index while maintaining sufficient liquidity to satisfy daily redemption requests and operating expenses

     o to facilitate trading in the securities of companies that comprise the Index

     o   to reduce transaction costs

     o to seek higher investment returns when a contract is priced more attractively than the stocks comprising the Fund's corresponding Index

Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates. Each Fund may invest in derivatives as part of its short-term liquidity holdings and/or as substitutes for comparable market positions in the underlying securities. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value because of their structure or contract terms.

A derivative contract will obligate or entitle a Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indexes. Even a small investment in derivative contracts can have a big impact on a Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a Fund less liquid and harder to value, especially in declining markets.

MONEY MARKET INSTRUMENTS

Each Fund may temporarily invest in money market instruments. A Fund invests in money market instruments under the following circumstances:

     o   pending investment of proceeds of the sale of shares of the Fund

     o   pending settlement of purchases of securities by the Fund

     o   to maintain liquidity to meet anticipated redemptions

FOREIGN INVESTMENTS

Each Fund may purchase common stocks and ADRs of the foreign companies included in its corresponding Index. These securities are publicly traded on U.S. securities exchanges or over-the-counter markets. ADRs are U.S. dollar denominated securities which represent an interest in an underlying foreign security.

Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. Because the value of an ADR is dependent upon the market price of an underlying foreign security, ADRs are subject to most of the risks associated with foreign investing.

ILLIQUID SECURITIES

Each Fund also may invest up to 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days.

DIVERSIFICATION

The S&P 500 Index Fund, All Markets Index Fund and International Index Fund are diversified under the federal securities laws and regulations. Each other Fund is non-diversified, which means that it may invest a greater percentage of its assets in a single issuer and in fewer companies than if it were a diversified fund.

INVESTMENT STRUCTURE

Each Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

To obtain free copies of the SAI and the Annual and Semi-Annual Reports for the Funds, when available, or to make other inquiries, please call 1-800-______ toll-free. Annual and Semi-Annual Reports also will be available on the ________ website at www.______.com.

The SAI is also available from the Securities and Exchange Commission. You can find it on the EDGAR Database on the SEC Internet site at http://www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at: (202) 942-8090. Copies may also be obtained upon payment of a duplicating fee by electronic request to public info@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.



SEC File Number 811-4006

                                                                   Statement of
                                                         Additional Information
                                                               _______ __, 2000

Citi S&P 500 Index Portfolio
Citi 1000 Index Portfolio
Citi All Markets Index Portfolio
Citi Small Cap Index Portfolio
Citi International Index Portfolio
Citi Global Titans Index Portfolio
Citi Nasdaq 100 Portfolio
Citi U.S. Bond Index Portfolio

     CitiFunds Trust I (formerly known as "Landmark Funds I") (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. The Trust offers shares of Citi S&P 500 Index Portfolio, Citi 1000 Index Portfolio, Citi All Markets Index Portfolio, Citi Small Cap Index Portfolio, Citi International Index Portfolio, Citi Global Titans Index Portfolio, Citi Nasdaq 100 Portfolio, and Citi U.S. Bond Index Portfolio (collectively, the "Funds"), to which this Statement of Additional Information relates, as well as shares of six other series. The address and telephone number of the Trust are 21 Milk Street, Boston, Massachusetts 02109, (617) 423-1679.

-------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
-------------------------------------------------------------------------------

TABLE OF CONTENTS                                                      PAGE
 1.  The Trust .........................................................__
 2.  Investment Objectives and Policies ................................__
 3.  Description of Permitted Investments and Investment Practices .....__
 4.  Investment Restrictions ...........................................__
 5.  Performance Information and Advertising ...........................__
 6.  Determination of Net Asset Value; Valuation of Securities .........__
 7.  Additional Information on the Purchase and Sale of Fund Shares ....__
 8.  Management ........................................................__
 9.  Portfolio Transactions ............................................__
10.  Description of Shares, Voting Rights and Liabilities  .............__
11.  Tax Matters .......................................................__
12.  Financial Statements ..............................................__
13.  Other Information .................................................__

     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Funds' Prospectus, dated ________ __, 2000, by which shares of the Funds are offered. This Statement of Additional Information should be read in conjunction with the Prospectus. An investor may obtain copies of the Funds' Prospectus without charge on the ________ website at www._____.com or by calling 1-800-______.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                 1. THE TRUST


     CitiFunds Trust I (the "Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on April 13, 1984. The Trust was called Landmark Funds I until its name was changed effective March 2, 1998. This Statement of Additional Information relates to eight funds offered by the Trust - Citi S&P 500 Index Portfolio, Citi 1000 Index Portfolio, Citi All Markets Index Portfolio, Citi Small Cap Index Portfolio, Citi International Index Portfolio, Citi Global Titans Index Portfolio, Citi Nasdaq 100 Portfolio and U.S. Bond Index Portfolio (collectively, the "Funds").

     SSB Citi Fund Management LLC ("SSB Citi" or the "Manager") is investment adviser and also provides certain administrative services to each of the Funds. SSB Citi manages the investments of the Funds in accordance with each Fund's investment objective and policies. The selection of investments for the Funds and the way they are managed depend on the conditions and trends in the economy and the financial marketplaces.

     The Board of Trustees of the Trust provides broad supervision over the affairs of the Funds. Shares of the Funds are continuously sold by CFBDS, Inc., the Funds' distributor ("CFBDS" or the "Distributor").

     At the date of this Statement of Additional Information, the Funds, like most mutual funds, invest directly in securities. In the future, however, one or more of the Funds may convert to a master/feeder investment structure. In the master/feeder investment structure, a Fund, instead of investing directly in securities, would invest in a mutual fund with the same investment goals and policies as the Fund's. The underlying mutual fund, referred to as a portfolio, would buy, hold and sell securities in accordance with these policies. Of course, there could be no assurance that a Fund or its portfolio would achieve their goals.

     If a Fund invests using the master/feeder structure, all references in this Statement of Additional Information to a Fund include that Fund's underlying portfolio unless the context otherwise requires.

                     2. INVESTMENT OBJECTIVES AND POLICIES

     The investment objective (or goal) of each Fund is as follows*:

CITI S&P 500 INDEX PORTFOLIO - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the price and yield performance of the Standard & Poor's 500(R) Composite Stock Price Index (S&P 500 Index).

CITI 1000 INDEX PORTFOLIO - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 1000(R) Index.

CITI ALL MARKETS INDEX PORTFOLIO - The Fund's goal is to provide long-term capital growth by approximating, before fees and expenses, the performance of the Wilshire 5000 Total Stock Market Index.

CITI SMALL CAP INDEX PORTFOLIO - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 2000(R) Index.

CITI INTERNATIONAL INDEX PORTFOLIO - The Fund's goal is to provide long-term capital growth by approximating, before fees and expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index (EAFE Index).

CITI GLOBAL TITANS INDEX PORTFOLIO - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Dow Jones Global Titans IndexSM.

CITI NASDAQ 100 PORTFOLIO - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Nasdaq 100 Index.

----------------------------------
     * The Funds are not sponsored, endorsed, sold or promoted by the their corresponding Indexes and the Indexes are not in any way affiliated with the Funds. The sponsors of the Indexes make no representation or warranty, implied or express, to purchasers of any of the Funds or to any member of the public regarding the advisability of investing in the Funds or the ability of the Indexes to track general stock market performance. The sponsors of the Indexes do not guarantee the accuracy and/or the completeness of any Index or any data included therein.

     The Funds intend to license for use or receive permission to use the following trademarks and service marks: Standard & Poor's 500(R), S&P 500(R), Standard & Poor's(R), S&P(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc.; Russell 1000(R) and Russell 2000(R) are service marks of Frank Russell Company; Wilshire, Wilshire 4500 and Wilshire 5000 are registered service marks of Wilshire Associates, Inc.; The Morgan Stanley Capital International EAFE Free Index is the exclusive property of Morgan Stanley Capital International, and Morgan Stanley Capital International and EAFE are trademarks of Morgan Stanley Capital International; Dow JonesSM, Global TitansSM and Dow Jones Global Titans IndexSM are service marks of Dow Jones & Company, Inc.; The Nasdaq 100, Nasdaq 100 Index, and Nasdaq are trade or service markets of The Nasdaq Stock Market, Inc.; and Lehman Brothers Aggregate Bond Index(R) is a trademark of Lehman Brothers.

CITI U.S. BOND INDEX PORTFOLIO - The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Lehman Brothers Aggregate Bond Index(R).

     The investment objective of each Fund may be changed by its Trustees without approval by that Fund's shareholders, but shareholders will be given written notice at least 30 days before any change is implemented. Of course, there can be no assurance that any Fund will achieve its investment objective.

     Each Fund invests primarily in securities of companies and other issuers that make up its corresponding Index or uses derivatives or other investment techniques to match, as closely as possible, the performance of its Index. Each Fund may also use various investment techniques, such those described in the Prospectus and described under "Description of Permitted Investments and Investment Practices," below.

     The Prospectus contains a discussion of the principal investment strategies of each Fund and the principal risks of investing in each Fund. The following supplements the information contained in the Prospectus concerning the investment policies and techniques of each Fund.

                    3. DESCRIPTION OF PERMITTED INVESTMENTS
                           AND INVESTMENT PRACTICES

     The Funds may, but need not, invest in all of the investments and utilize all of the investment techniques described below and in the Prospectus. The selection of investments and the utilization of investment techniques depend on, among other things, the portfolio managers' investment strategies for the Funds, conditions and trends in the economy and financial markets and investments being available on terms that, in the portfolio managers' opinion, make economic sense.

BANK OBLIGATIONS

     Each of the Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay Funds deposited with it for a specified period of time. Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. TDs that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

     Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by a Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Funds generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts that they can loan to a single borrower and are subject to other regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation as well as governmental action in the country in which a foreign bank has its head office. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to:
(1) pledge to the regulator by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, the portfolio managers carefully evaluate such investments on a case-by-case basis.

     Each Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided such Fund purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Fund will own more than one such CD per such issuer.

COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS

     Each Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The portfolio managers monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     Each Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. A Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The portfolio managers will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.

INVESTMENT COMPANY SECURITIES

     Each Fund may invest in securities issued by other open-end, management investment companies to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). As a general matter, under the 1940 Act investment in such securities is limited to: (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's net assets with respect to any one investment company and (iii) 10% of the Fund's net assets with respect to all such companies in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. Each Fund may also purchase interests of exchange-listed closed-end funds to the extent permitted under the 1940 Act.

RULE 144A SECURITIES

     Each Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued or Rule 144A securities that are determined by the portfolio managers to be "illiquid" are subject to the Fund's policy of not investing more than 15% of its net assets in illiquid securities. The portfolio managers, under guidelines approved by board of trustees, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

FLOATING- AND VARIABLE-RATE OBLIGATIONS.

     Each Fund may purchase floating- and variable-rate obligations. A Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations, which are not so rated only if the portfolio managers determine that at the time of investment the obligations are of comparable quality to the other obligations in which each Fund may invest. The portfolio managers, on behalf of the Fund, consider on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio. Each Fund will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided an active secondary market exists.

ILLIQUID SECURITIES

     Each Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

FOREIGN OBLIGATIONS AND SECURITIES

     The foreign securities in which the Funds may invest include common stocks, preferred stocks, warrants, convertible securities and other securities of issuers organized under the laws of countries other than the United States. Such securities also include equity interests in foreign investment funds or trusts, real estate investment trust securities and any other equity or equity-related investment whether denominated in foreign currencies or U.S. dollars.

     Each Fund may invest in foreign securities through American Depository Receipts ("ADRs"), Canadian Depository Receipts ("CDRs"), European Depository Receipts ("EDRs"), International Depository Receipts ("IDRs") and Global Depository Receipts ("GDRs") or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in US. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

     For temporary defensive purposes, each Fund may invest in fixed income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

     Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political, social and monetary instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

     From time to time, investments in other investment companies may be the most effective available means by which a Fund may invest in securities of issuers in certain countries. Investment in such investment companies may involve the payment of management expenses and, in connection with some purchases, sales loads, and payment of substantial premiums above the value of such companies' portfolio securities. At the same time, the Fund would continue to pay its own management fees and other expenses.

     Investment income on certain foreign securities in which the Funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject.

     The Funds may invest in securities of non-U.S. issuers that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than securities of non-U.S. issuers of the same class that are not subject to such restrictions.

REPURCHASE AGREEMENTS

     Each Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. A Fund may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price that involves the acquisition by the Fund of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Fund's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Funds. The Funds may enter into repurchase agreements only with respect to securities of the type in which they may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and require that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. The portfolio managers monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by a Fund in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by a Fund may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Funds in connection with insolvency proceedings), it is the policy of the each Fund to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. Each Fund considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS

     Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When a Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be segregated. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing by the Fund. In the event of the bankruptcy of the other party to a reverse repurchase agreement, a Fund could experience delays in recovering the securities sold. To the extent that, in the meantime, the value of the securities sold has changed, the Fund could experience a loss.

SECURITIES LOANS

     Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained with the Fund. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the portfolio managers consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. No Fund will enter into any portfolio security lending arrangements having a duration longer than one year. Any securities that a Fund receives as collateral do not become part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. No Fund will lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by a Fund are subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Fund or the Manager.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS.

     Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward-commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Funds will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward-commitment basis before settlement when deemed appropriate by the adviser. Securities purchased on a when-issued or forward-commitment basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or forward-commitment basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.

     Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

SHORT SALES

     The Funds may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. A portion of the net proceeds of the short sale may be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund will also incur transaction costs in effecting short sales.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premiums, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. An increase in the value of a security sold short by a Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that a Fund will be able to close out the position at any particular time or at an acceptable price. Thus a Fund's losses on short sales are potentially unlimited. The Funds may also engage in short sales of non-U.S. currencies. See "Foreign Currency Exchange Transactions" below.

EURO CONVERSION

     The Funds may invest in securities of issuers in European countries. Certain European countries have joined the European Economic and Monetary Union
(EMU). Each EMU participant's currency began a conversion into a single European currency, called the euro, on January 1, 1999, to be completed by July 1, 2002. The consequences of the euro conversion for foreign exchange rates, interest rates and the value of European securities held by the Funds are presently unclear. European financial markets, and therefore, the Funds, could be adversely affected if the euro conversion does not continue as planned or if a participating country chooses to withdraw from the EMU. The Funds could also be adversely affected if the computing, accounting and trading systems used by its service providers are not capable of processing transactions related to the euro. These issues may negatively affect the operations of the companies in which the Funds invest as well.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

     The Funds' investments in foreign securities involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. To attempt to minimize risks to a Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies, or to attempt to enhance Fund performance, the Fund may engage in foreign currency transactions on a spot (i.e., cash) basis and may purchase or sell forward foreign currency exchange contracts ("forward contracts"). A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date that is individually negotiated and privately traded by currency traders and their customers. The Fund may also purchase and sell foreign currency futures contracts (see "Futures Contracts" below).

     Forward contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is traded at a net price without commission. Each Fund will direct its custodian, to the extent required by applicable regulations, to segregate high-grade liquid assets in an amount at least equal to its obligations under each forward contract. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

     Each Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when the portfolio managers believe that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency, or when the portfolio managers believe that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge').

     Each Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the portfolio managers believe that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the portfolio securities are denominated (a "cross-hedge").

     Foreign currency hedging transactions are an attempt to protect the Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amount and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and date it matures.

     A Fund's custodian will, to the extent required by applicable regulations, segregate cash, U.S. Government securities or other high-quality debt securities having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities will be segregated on a daily basis so that the value of the segregated securities will equal the amount of the Fund's commitments with respect to such contracts.

     The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange usually are conducted on a principal basis, no fees or commissions are involved. Currency exchange dealers may, however, realize a profit on the difference (the "spread") between the prices at which they are buying and selling various currencies. The portfolio managers consider on an ongoing basis the creditworthiness of the institutions with which a Fund enters into foreign currency transactions. The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. If a devaluation generally is anticipated, the Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

     Forward contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in the futures and options contracts described herein.

     When the portfolio managers believe that the currency of a particular country may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward contract to sell the non-U.S. currency, for a fixed amount of U.S. dollars. If a Fund owns securities in that currency, the portfolio managers may enter into a contract to sell the non-U.S. currency in an amount approximating the value of some or all of the Fund's securities denominated in such non-U.S. currency. The precise matching of the forward contract amounts and the value of the securities involved is not generally possible since the future value of such securities in non-U.S. currencies changes as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

     At the maturity of a forward contract, a Fund will either deliver the non-U.S. currency or terminate its contractual obligation to deliver the non-U.S. currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the non-U.S. currency. If a Fund engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the non-U.S. currency. Should forward prices decline during the period between the date a Fund enters into a forward contract for the sale of the non-U.S. currency and the date it enters into an offsetting contract for the purchase of such currency, the Fund will realize a gain to the extent the selling price of the currency exceeds the purchase price of the currency. Should forward prices increase, the Fund will suffer a loss to the extent that the purchase price of the currency exceeds the selling price of the currency.

     Where a Fund enters into a forward contract with respect to securities it holds denominated in the non-U.S. currency, it is impossible to forecast with precision the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional non-U.S. currency on the spot market if the market value of the security is less than the amount of non-U.S. currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of such currency. Conversely, it may be necessary to sell on the spot market some of the non-U.S. currency received upon the sale of the security if its market value exceeds the amount of such currency the Fund is obligated to deliver.

     When a Fund enters into a forward contract for non-hedging purposes, there is a greater potential for profit but also a greater potential for loss. For example, a Fund may purchase a given foreign currency through a forward contract if the value of such currency is expected to rise relative to the U.S. dollar or another foreign currency. Conversely, a Fund may sell the currency through a forward contract if the value of the currency is expected to decline against the dollar or another foreign currency. The Fund will profit if the anticipated movements in foreign currency exchange rates occur, which will increase gross income. Where exchange rates do not move in the direction or the extent anticipated, however, the Fund may sustain losses which will reduce its gross income. Such transactions should be considered speculative and could involve significant risk of loss.

     The Funds may also engage in short sales of non-U.S. currencies in which a Fund would sell a currency that it did not own in anticipation of a fall in the value of that currency relative to U.S. dollars or another foreign currency. A Fund may do this even if it does not hold any securities or other assets denominated in the non-U.S. currency being sold short. In order for the Fund to deliver the currency sold short, it would be required to purchase the currency. If the expected decline occurs, the Fund would gain the difference between the price at which it sold the currency, and the price it paid for the currency. However, if the price of the currency increases, the Fund would suffer a loss to the extent that the purchase price of the currency exceeds the price of the currency it sold short. A Fund's losses on such short sales are potentially unlimited.

     Each Fund has established procedures consistent with policies of the SEC concerning forward contracts and short sales. Those policies currently require that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment or that the Fund otherwise covers its position in accordance with applicable regulations and policies.

     The Funds may purchase put options on a currency in an attempt to protect against currency-rate fluctuations or to seek to enhance gains. When a Fund purchases a put option on a currency, the Fund will have the right to sell the currency for a fixed amount in U.S. dollars, or other currency. Conversely, where a rise in the value of one currency is projected against another, the Fund may purchase call options on the currency, giving it the right to purchase the currency for a fixed amount of U.S. dollars or another currency. Each Fund may purchase put or call options on currencies, even if the Fund does not currently hold or intend to purchase securities denominated in such currencies.

     The benefit to the Fund from purchases of currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options.

     The Funds may write options on currencies for hedging purposes or otherwise in an attempt to achieve their investment objectives. For example, where a Fund anticipates a decline in the U.S. dollar value of a foreign security due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of the security held by the Fund may be offset by the amount of the premium received. If the expected decline does not occur, the Fund may be required to sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. A Fund could also write call options on a currency, even if it does not own any securities denominated in that currency, in an attempt to enhance gains. In that case, if the expected decline does not occur, the Fund would be required to purchase the currency and sell it at a loss, which may not be offset by the premium received. As with a short sale of a security or a currency, the losses in this case could be unlimited.

     Similarly, instead of purchasing a call option to hedge against an anticipated increase in the cost of a foreign security to be acquired because of an increase in the U.S. dollar value of the currency in which the underlying security is primarily traded, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. However, the writing of a currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on currencies, a Fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates. A Fund could also write put options on a currency, even if it does not own, or intend to purchase, any securities denominated in that currency. In that case, if the expected increase does not occur, the Fund would be required to purchase the currency at a price that is greater than the current exchange rate for the currency, and the losses in this case could exceed the amount of premium received for writing the options, and could be unlimited.

     Options on foreign currencies are traded on U.S. or foreign exchanges or in the over-the-counter market. Each of the Funds may enter into transactions in options on foreign currencies that are traded in the over-the-counter market. These transactions are not afforded the protections provided to traders on organized exchanges or those regulated by the CFTC. In particular, over-the-counter options are not cleared and guaranteed by a clearing corporation, thereby increasing the risk of counterparty default. In addition, there may not be a liquid market on these options, which may prevent a Fund from liquidating open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market conditions.

     The purchase and sale of foreign currency options are subject to the risks of the availability of a liquid secondary market and counterparty risk, as described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible interventions by governmental authorities and the effects of other political and economic events. In addition, the value of a Fund's positions in foreign currency options could be adversely affected by (1) other complex foreign political and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States or at the Manager's place of business, and (4) imposition of different exercise and settlement terms and procedures and margin requirements than in the United States.

     In addition, because foreign currency transactions occurring in the interbank market generally involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Funds may be disadvantaged by having to deal in an odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last-sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets, or other markets used by the portfolio managers are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that may not be reflected in the U.S. or other markets used by the Funds.

     Put and call options on non-U.S. currencies written by a Fund will be covered by segregation of cash and liquid securities in an amount sufficient to discharge the Fund's obligations with respect to the option, by acquisition of the non-U.S. currency or of a right to acquire such currency (in the case of a call option) or the acquisition of a right to dispose of the currency (in the case of a put option), or in such other manner as may be in accordance with the requirements of any exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.

     The Funds may engage in proxy hedges and cross hedges. For example, in a proxy hedge, a Fund, having purchased a security, would sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold might be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times. A Fund may enter into a cross hedge if a particular currency is expected to decrease against another currency. Fox example, the Fund would sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an attempt to protect against declines in value of the Fund's holdings denominated in the currency sold.

     Investing in ADRs and other depositary receipts presents many of the same risks regarding currency exchange rates as investing directly in securities traded in currencies other than the U.S. dollar. Because the securities underlying ADRs are traded primarily in non-U.S. currencies, changes in currency exchange rates will affect the value of these receipts. For example, a decline in the U.S. dollar value of another currency in which securities are primarily traded will reduce the U.S. dollar value of such securities, even if their value in the other non-U.S. currency remains constant, and thus will reduce the value of the receipts covering such securities. A Fund may employ any of the above described foreign currency hedging techniques to protect the value of its assets invested in depositary receipts.

     Each of the Funds may also purchase and sell foreign currency futures contracts as more fully discussed under "Futures Contracts" below, and engage in currency swaps and other similar transactions as more fully discussed under "Swaps and Related Transactions" below.

     Of course, a Fund is not required to enter into the transactions described above and does not do so unless deemed appropriate by the portfolio managers. It should be realized that under certain circumstances, the Funds may not be able to hedge against a decline in the value of a currency, even if the portfolio managers deem it appropriate to try to do so, because doing so would be too costly. It should also be realized that transactions entered into to protect the value of a Fund's securities against a decline in the value of a currency (even when successful) do not eliminate fluctuations in the underlying prices of the securities. Additionally, although hedging transactions may tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase.

     Investors should also be aware of the increased risk to a Fund and its shareholders when it enters into foreign currency exchange transactions for non-hedging purposes. Non-hedging transactions in such instruments involve greater risks and may result in losses which are not offset by increases in the value of a Fund's other assets. Although a Fund is required to segregate assets or otherwise cover certain types of transactions, this does not protect the Fund against risk of loss. Furthermore, the Funds' use of foreign currency exchange transactions may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

OPTIONS

     Each of the Funds may write call and put options and purchase call and put options on securities for hedging and nonhedging purposes. Call and put options written by a Fund will be covered in the manner set forth below, or the Fund will segregate cash or liquid securities equal to the value of the securities underlying the option.

     A call option written by a Fund is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by a Fund in cash or liquid securities in a segregated account. A put option written by a Fund is "covered" if the Fund maintains cash or liquid securities with a value equal to the exercise price in a segregated account or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. Put and call options written by a Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. Even if the Fund's obligation is covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise. Covering an option does not protect the Fund from risk of loss.

     When a Fund writes a call option, the Fund, in return for a fee, or "premium," agrees to sell a security at the exercise price, if the holder exercises the right to purchase prior to the expiration date of the call option. If the Fund holds the security in question, the Fund gives up some or all of the opportunity to profit from the increase in the market price of the security during the life of the option. The Fund retains the risk of loss should the price of the security decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

     A Fund may terminate a call option it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from closing a purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, if the Fund holds the underlying security any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security. If the Fund does not hold the underlying security, the Fund's loss could be unlimited.

     A Fund may write put options in an attempt to enhance its current return. Such option transactions may also be used as a limited form of hedging against an increase in the price of securities that a Fund plans to purchase. A put option written by the Fund gives the holder the right to sell, and, in return for a premium, obligates the Fund to buy, a security at the exercise price at any time before the expiration date.

     In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Fund may also receive a return on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a loss to the Fund, unless the security later appreciates in value. A Fund may terminate a put option it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     Each of the Funds may purchase options for hedging purposes or to increase the Fund's return. When put options are purchased as a hedge against a decline in the value of portfolio securities, the put options may be purchased at or about the same time that the Fund purchases the underlying security or at a later time. If such decline occurs, the put options will permit a Fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Similarly, when put options are used for non-hedging purposes, the Fund may make a profit when the price of the underlying security or instrument falls below the strike price. If the price of the underlying security or instrument does not fall sufficiently, the options may expire unexercised and the Fund would lose the premiums it paid for the option. If the price of the underlying security or instrument falls sufficiently and the option is exercised, the amount of any resulting profit will be offset by the amount of premium paid.

     Each of the Funds may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund and the premium would be lost.

     Call options may also be purchased in order to increase a Fund's return at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a call option may be sold by a Fund in closing sale transactions, which are sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series. Profit or loss from the sale will depend upon whether the amount received is more or less than the premium paid for the option plus the related transaction costs. The purchase of call options on securities that a Fund owns, when a Fund is substantially fully invested, is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility.

     Each of the Funds may write (sell) call and put options and purchase call and put options on securities indices. The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (2) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

     Each of the Funds may cover call options on securities indices by owning securities whose price changes, in the opinion of the portfolio managers, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities in its portfolio. Where a Fund covers a call option on a securities index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. A Fund may also cover call options on securities indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. A Fund may cover put options on securities indices by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account or by holding a put on the same securities index and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. Put and call options on securities indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. Investors should be aware that although a Fund will only write call or put options on securities indices that are covered, covering an option does not protect the Fund from risk of loss.

     A Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, a Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indices will increase the Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

     Each of the Funds may purchase put options on securities indices when the portfolio managers believe that there may be a decline in the prices of the securities covered by the index. The Fund will realize a gain if the put option appreciates in excess of the premium paid for the option. If the option does not increase in value, the Fund's loss will be limited to the premium paid for the option plus related transaction costs.

     A Fund may purchase call options on securities indices to take advantage of an anticipated broad market advance, or an advance in an industry or market segment. A Fund will bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on securities indices when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility.

     Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a Fund to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. However, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the portfolio managers desire that a Fund engage in such a transaction.

     Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund realizes a gain or loss from purchasing or writing options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a Fund of options on securities indices is subject to the portfolio managers' ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities. When a Fund purchases or writes securities index options as a hedging technique, the Fund's success will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected.

     A Fund's purchase or sale of securities index options in an attempt to enhance performance involves speculation and may be very risky and cause losses, which, in the case of call options written, are potentially unlimited.

     The Funds may purchase over-the-counter ("OTC") or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation assures that all transactions are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying stock to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If a Fund were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Fund, the Fund would lose the premium it paid for the option and the expected benefit of the transaction.

     Listed options may have a liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to the expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally sold the option. Although the Funds will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to a Fund. Until a Fund, as an OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair a Fund's ability to sell portfolio securities or, with respect to currency options, currencies at a time when such sale might be advantageous. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.

     Each of the Funds may purchase and write options on foreign currencies as more fully described in "Foreign Currency Exchange Transactions" above. Each of the Funds may also purchase or write call options on futures contracts as more fully described in "Options on Futures Contracts" below.

     The Funds' use of options may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

FUTURES CONTRACTS

     Each of the Funds may enter into futures contracts, including interest rate futures contracts, stock index futures contracts, foreign currency futures contracts and, in the case of the Bond Index Portfolio, bond futures contracts. Such investment strategies may be used for hedging purposes and for nonhedging purposes, subject to applicable law.

     A futures contract is an agreement between two parties for the purchase or sale for future delivery of securities or for the payment or acceptance of a cash settlement based upon changes in the value of the securities or of an index of securities. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. A "purchase" of a futures contract means the acquisition of a contractual obligation to acquire the securities called for by the contract at a specified price, or to make or accept the cash settlement called for by the contract, on a specified date. Futures contracts in the United States have been designed by exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on these markets, and the exchanges, through their clearing organizations, guarantee that the contracts will be performed as between the clearing members of the exchange. Futures contracts may also be traded on markets outside the U.S.

     Futures contracts based on debt securities provide for the delivery and acceptance of securities, although such deliveries and acceptances are very seldom made. Generally, a futures contract is terminated by entering into an offsetting transaction. Brokerage fees will be incurred when a Fund purchases or sells a futures contract. At the same time such a purchase or sale is made, the Fund must provide cash or securities as a deposit ("initial deposit") known as "margin." The initial deposit required will vary, but may be as low as 1% or less of a contract's face value. Daily thereafter, the futures contract is valued through a process known as "marking to market," and the Fund may receive or be required to pay additional "variation margin" as the futures contract becomes more or less valuable. At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than the specific security that provides the standard for the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was entered into. Interest rate futures, which are typically based on shorter-term interest rates, such as overnight to six-month time periods, settle in cash only rather than by delivery of the underlying instrument.

     A Fund may purchase or sell interest rate futures contracts or bond futures contracts to attempt to protect the Fund from fluctuations in interest rates, to manage the effective maturity or duration of the Fund's portfolio in an effort to reduce potential losses, or in an effort to enhance potential gain, without actually buying or selling debt securities. For example, if the Fund owned long-term bonds and interest rates were expected to increase, the Fund might enter into interest rate futures contracts for the sale of debt securities. Such a sale would have much the same effect as if the Fund sold bonds that it owned, or as if the Fund sold longer-term bonds and purchased shorter-term bonds. If interest rates did increase, the value of the Fund's debt securities would decline, but the value of the futures contracts would increase, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similar results could be accomplished by selling bonds, or by selling bonds with longer maturities and investing in bonds with shorter maturities. However, by using futures contracts, the Fund avoids having to sell its securities.

     Bond futures may be used for nonhedging purposes. For example, even if the Fund were not trying to protect the value of any bonds held by it, if the portfolio managers anticipate that interest rates are about to rise, depressing future prices of bonds, the portfolio managers may sell bond futures short, closing out the position later at a lower price, if the future prices fall, as expected. If the prices do not fall, the Fund would experience a loss and such loss may be unlimited.

     Similarly, when it is expected that interest rates may decline, a Fund might enter into futures contracts for the purchase of debt securities. Such a purchase would be intended to have much the same effect as if the Fund purchased bonds, or as if the Fund sold shorter-term bonds and purchased longer-term bonds. If interest rates did decline, the value of the futures contracts would increase.

     Although futures on individual equity securities are not available in United States markets, futures contracts on individual equity securities may be available in foreign markets, and may be purchased or sold by the Funds.

     The Funds may buy and sell stock index futures contracts to attempt to increase investment return, to gain stock market exposure while holding cash available for investments and redemptions, or to protect against a decline in the stock market.

     A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at the price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index (the "S&P 100 Index") is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4) reduced by transaction costs. If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2) increased by transaction costs.

     Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

     The Funds may purchase and sell foreign currency futures contracts to attempt to protect its current or intended foreign investments from fluctuations in currency exchange rates or, for non-hedging purposes, in an attempt to benefit from such fluctuations. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, where it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. A Fund may also sell futures contracts in a foreign currency even if it does not hold securities denominated in such currency, if it anticipates a decline in the value of such currency.

     Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. Where the Fund purchases futures contracts under such circumstances, however, and the prices of securities to be acquired instead decline, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired. The Fund could also purchase futures contracts on a currency if it expected the currency to rise in value, even if the Fund did not anticipate purchasing securities denominated in that currency.

     A currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction.

     In connection with transactions in foreign currency futures, a Fund will be required to deposit as "initial margin" an amount of cash or short-term government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

     Although the use of futures for hedging, if correctly used, may minimize the risk of loss due to a decline in the value of the hedged position (e.g., if a Fund sells a futures contract to protect against losses in the debt securities held by the Fund), they do not eliminate the risk of loss and at the same time the futures contract limits any potential gain which might result from an increase in value of a hedged position. Futures markets can be highly volatile and transactions of this type carry a high risk of loss. Moreover, a relatively small adverse market movement with respect to these transactions may result not only in loss of the original investment but also in unquantifiable further loss exceeding any margin deposited.

     In addition, the ability effectively to hedge all or a portion of a Fund's investments through transactions in futures contracts depends on the degree to which movements in the value of the securities underlying such contracts correlate with movements in the value of the Fund's securities. If the values of the securities being hedged do not move in the same direction as the underlying securities, the Fund's hedging strategy might not be successful and the Fund could sustain losses on these hedging transactions which would not be offset by gains on the Fund's other investments or, alternatively, the gains on the hedging transaction might not be sufficient to offset losses on the Fund's other investments. It is also possible that there may be a negative correlation between the security underlying a futures contract and the securities being hedged, which could result in losses both on the hedging transaction and the securities. In these and other instances, the Fund's overall return could be less than if the hedging transactions had not been undertaken. Similarly, even where a Fund enters into futures transactions other than for hedging purposes, the effectiveness of its strategy may be affected by lack of correlation between changes in the value of the futures contracts and changes in value of the underlying securities, currencies or indices.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. This could require the a Fund to post additional cash or cash equivalents as the value of the position fluctuates. Further, rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, there is the potential that the liquidity of the futures market may be lacking. Prior to expiration, a futures contract may be terminated only by entering into a closing purchase or sale transaction, which requires a secondary market on the contract market on which the futures contract was originally entered into. While a Fund will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. In that event, it may not be possible to close out a position held by the Fund, which could require the Fund to purchase or sell the instrument underlying the futures contract or to meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the ability effectively to use futures transactions for hedging or other purposes.

     The effective use of futures strategies depends on, among other things, the Fund's ability to terminate futures positions at times when the portfolio managers deem it desirable to do so. Although no Fund will enter into a futures position unless the portfolio managers believe that a liquid secondary market exists for such future, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. Each Fund generally expects that its futures transactions will be conducted on recognized US. and foreign securities and commodity exchanges.

     The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by the exchanges, which limit the amount of fluctuation in the price of a futures contract during a single trading day and prohibit trading beyond such limits once they have been reached. The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments. Each contract market on which futures contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The portfolio managers do not believe that these trading and position limits will have an adverse impact on the hedging strategies regarding the Funds' investments.

     Investments in futures contracts also entail the risk that if the portfolio managers' investment judgment about the general direction of interest rates, equity markets, or other economic factors is incorrect, the Fund's overall performance may be poorer than if any such contract had not been entered into. For example, if a Fund entered into a futures contract in the belief that interest rates would increase, and interest rates decrease instead, the Fund will have offsetting losses in its futures positions. Similarly, if a Fund purchases futures contracts expecting a decrease in interest rates and interest rates instead increased, the Fund will have losses in its futures positions that will increase the amount of the losses on the securities in its portfolio which will also decline in value because of the increase in interest rates. In addition, in such situations, if the Fund has insufficient cash, the Fund may have to sell bonds from its investments to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so.

     Regulations of the CFTC require that each Fund enter into transactions in futures contracts for hedging purposes only, in order to assure that it is not deemed to be a "commodity pool" under such regulations. In particular, CFTC regulations require that all short futures positions be entered into for the purpose of hedging the value of investment securities held by a Fund, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained for the Fund, and accrued profits on such positions. In addition, no Fund may purchase or sell such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on its existing futures positions and premiums paid for options on futures contracts would exceed 5% of the market value of the Fund's total assets.

     When a Fund purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be segregated with the Fund's custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

     The Funds' ability to engage in the hedging transactions described herein may be limited by the policies and concerns of various Federal and state regulatory agencies. Such policies may be changed by vote of the board of trustees.

     The portfolio managers use a variety of internal risk management procedures to ensure that derivatives use is consistent with the each Fund's investment objective, does not expose the Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the board of trustees concerning the use of derivatives.

OPTIONS ON FUTURES CONTRACTS

     Each of the Funds may purchase and write options to buy or sell futures contracts in which the Fund may invest. Such investment strategies may be used for hedging purposes and for non-hedging purposes, subject to applicable law.

     An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profits or loss on the transaction.

     Options on futures contracts that are written or purchased by a Fund on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges.

     Each of the Funds may cover the writing of call options on futures contracts (a) through purchases of the underlying futures contract, (b) through ownership of the instrument, or instruments included in the index underlying the futures contract, or (c) through the holding of a call on the same futures contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or securities in a segregated account. A Fund may cover the writing of put options on futures contracts (a) through sales of the underlying futures contract, (b) through segregation of cash or liquid securities in an amount equal to the value of the security or index underlying the futures contract, (c) through the holding of a put on the same futures contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is maintained by a Fund in cash or liquid securities in a segregated account. Put and call options on futures contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call option on a futures contract written by a Fund, the Fund will be required to sell the underlying futures contract which, if the Fund has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract written by a Fund is exercised, the Fund will be required to purchase the underlying futures contract which, if the Fund has covered its obligation through the sale of such contract, will close out its futures position.

     The writing of a call option on a futures contract may be used as a partial hedge against declining prices of the securities deliverable on exercise of the futures contract. A Fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option exercise price, the Fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the Fund's security holdings. Similarly, the writing of a put option on a futures contract may be used as a partial hedge against increasing prices of the securities deliverable upon exercise of the futures contract. If a Fund writes an option on a futures contract and that option is exercised, the Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. A Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities held by the Fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and the Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus it may be possible for a Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

     Each of the Funds may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.

     Each of the Funds may also purchase options on futures contracts for non-hedging purposes, in order to take advantage of projected market advances or declines or changes in interest rates or exchange rates. For example, a Fund can buy a call option on a bond futures contract when the portfolio managers believe that the underlying futures contract will rise. If prices do rise, the Fund could exercise the option and acquire the underlying futures contract at the strike price or the Fund could offset the long call position with a sale and realize a profit. Or, a Fund can sell a call option if the portfolio managers believe that futures prices will decline. If prices decline, the call will likely not be exercised and the Fund would profit. However, if the underlying futures contract should rise, the buyer of the option would likely exercise the call against the Fund and acquire the underlying futures position at the strike price; the Fund's loss in this case could be unlimited.

     The Funds' use of options on futures contracts may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

FUTURE DEVELOPMENT

     The Funds may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Funds will provide appropriate disclosure in its prospectus.

INDEXED SECURITIES

     Indexed securities include commercial paper, certificates of deposit, and other fixed-income securities whose values at maturity or coupon interest rates are determined by reference to the returns of a specified index. Indexed securities can be affected by stock and bond prices as well as changes in interest rates and the creditworthiness of their issuers and may not track their corresponding index as accurately as direct investments in that index.

CONVERTIBLE SECURITIES

     Each Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

ZERO-COUPON BONDS AND "PAYMENT-IN-KIND" BONDS

     The Funds may invest in "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The Funds are required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the Funds to liquidate investments in order to satisfy their dividend requirements.

U.S. GOVERNMENT SECURITIES

     Each Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

SWAPS AND RELATED TRANSACTIONS

     Each Fund may enter into interest rate swaps, currency swaps, equity swaps and other types of available swap agreements, such as caps, collars and floors, for the purpose of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. An equity swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the reference index. A currency swap is an agreement to exchange cash flows on a principal amount based on changes in the values of the currency exchange rates. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

     Each Fund may also enter into index swaps in pursuit of its investment objective. Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

     The use of index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Fund. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make.

     The most significant factor in the performance of swaps, caps, floors and collars is the change in the specific interest rate, equity, currency or other factor that determines the amount of payments to be made under the arrangement. If the portfolio managers are incorrect in their forecasts of such factors, the investment performance of the Fund would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. No Fund will enter into any swap unless the portfolio managers deem the counterparty to be creditworthy. If the counterparty's creditworthiness declined, the value of the swap agreement would be likely to decline, potentially resulting in losses. If the counterparty defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Each Fund anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.

     A Fund will maintain liquid assets with its custodian or otherwise cover its current obligations under swap transactions in accordance with current regulations and policies applicable to the Fund.

     Swap agreements are subject to each Fund's overall limit that not more than 15% of its net assets may be invested in illiquid securities.

     Engaging in swap and related transactions may involve leveraging. Leveraging adds increased risks to a Fund, because the Fund's losses may be out of proportion to the amount invested in the instrument--a relatively small investment may lead to much greater losses.

INDEX-RELATED SECURITIES

     Each Fund may invest in certain types of derivative securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an Index. Such index-related securities include among others DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones

Industrial Average), SPDRs or Standard & Poor's Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks) and the Nasdaq-100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indexes as well as the securities that make up those indexes. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

ADDITIONAL DISCLOSURE REGARDING DERIVATIVES

     Transactions in options may be entered into on U.S. exchanges regulated by the SEC, in the over-the-counter market and on foreign exchanges, while forward contracts may be entered into only in the over-the-counter market. Futures contracts and options on futures contracts may be entered into on U.S. exchanges regulated by the CFTC and on foreign exchanges. The securities underlying options and futures contracts traded by a Fund may include domestic as well as foreign securities. Investors should recognize that transactions involving foreign securities or foreign currencies, and transactions entered into in foreign countries, may involve considerations and risks not typically associated with investing in U.S. markets.

     Transactions in options, futures contracts, options on futures contracts and forward contracts entered into for non-hedging purposes involve greater risk and could result in losses which are not offset by gains on other portfolio assets. For example, a Fund may sell futures contracts on an index of securities in order to profit from any anticipated decline in the value of the securities comprising the underlying index. In such instances, any losses on the futures transactions will not be offset by gains on any portfolio securities comprising such index, as might occur in connection with a hedging transaction.

     The use of certain derivatives, such as futures, forward contracts, and written options may involve leverage for the Funds because they create an obligation, or indebtedness, to someone other than the Funds' shareholders and enable a Fund to participate in gains and losses on an amount that exceeds its initial investment. If a Fund writes a stock put option, for example, it makes no initial investment, but instead receives a premium in an amount equal to a fraction of the price of the underlying stock. In return, the Fund is obligated to purchase the underlying stock at a fixed price, thereby being subject to losses on the full stock price.

     Likewise, if a Fund purchases a futures contract, it makes an initial margin payment that is typically a small percentage of the contract's price. However, because of the purchase, the Fund will participate in gains or losses on the full contract price.

     Other types of derivatives provide the economic equivalent of leverage because they display heightened price sensitivity to market fluctuations, such as changes in stock prices or interest rates. These derivatives magnify a Fund's gain or loss from an investment in much the same way that incurring indebtedness does. For example, if a Fund purchases a stock call option, the Fund pays a premium in an amount equal to a fraction of the stock price, and in return, the Fund participates in gains on the full stock price. If there were no gains, the Fund generally would lose the entire initial premium.

     Options, futures contracts, options on futures contracts, forward contracts and swaps may be used alone or in combinations in order to create synthetic exposure to securities in which a Fund otherwise invests, such as non-U.S. government securities.

     The use of derivatives may increase the amount of taxable income of a Fund and may affect the amount, timing and character of a Fund's income for tax purposes, as more fully discussed herein in the section entitled "Tax Matters."

MORTGAGE-BACKED SECURITIES

     Citi U.S. Bond Index Portfolio may invest in mortgage-backed securities. Some mortgage-backed securities represent interests in pools of mortgage loans. Interests in pools of mortgage-related securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages.

     The principal governmental issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the United States Government while obligations of FNMA and FHLMC are supported by the respective agency only. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

     Mortgage-backed securities may also be issued by private issuers such as commercial banks, savings and loans, mortgage bankers and private mortgage insurance companies. These obligations are not backed by any governmental authority or agency.

     Each Fund may also invest in collateralized mortgage obligations or "CMOs," a type of mortgage-backed security. CMOs are securities collateralized by mortgages, mortgage pass-through certificates, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

     Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligations is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-through certificates to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-through certificates issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

     Even if the U.S. government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost when it is prepaid. When interest rates go up, mortgage-backed securities experience lower rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. This particular risk, referred to as "maturity extension risk," may effectively convert a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities. Thus, rising interest rates would not only likely decrease the value of a Fund's fixed income securities, but would also increase the inherent volatility of the Fund by effectively converting short-term debt instruments into long-term debt instruments. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates go up.

MORTGAGE "DOLLAR ROLL" TRANSACTIONS

     Citi U.S. Bond Index Portfolio may enter into mortgage "dollar roll" transactions pursuant to which they sell mortgage-backed securities for delivery in the future and simultaneously contract to repurchase substantially similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated for the lost principal and interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The Fund may also be compensated by receipt of a commitment fee. However, a Fund takes the risk that the market price of the mortgage-backed security will drop below the future purchase price. When a Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform. A "covered roll" is a specific type of dollar roll for which a Fund establishes a segregated account with liquid securities equal in value to the securities subject to repurchase by the Fund. The Funds will invest only in covered rolls.

CORPORATE ASSET-BACKED SECURITIES

     Citi U.S. Bond Index Portfolio may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

     Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

     Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

ADDITIONAL INFORMATION

     At times, a substantial portion of a Fund's assets may be invested in securities as to which a Fund, by itself or together with other funds and accounts managed by SSB Citi and its affiliates, holds all or a major portion. Although SSB Citi generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell these securities when SSB Citi believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. In order to enforce its rights in the event of a default under such securities, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the Fund's operating expenses and adversely affect a Fund's net asset value. In addition, a Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets.

DEFENSIVE STRATEGIES

     The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Funds may invest without limit in high quality money market and other short-term instruments, and may not be pursuing their investment goals.

                          4. INVESTMENT RESTRICTIONS

     The Trust, on behalf of the Funds, has adopted the following policies which may not be changed with respect to any Fund without approval by holders of a majority of the outstanding voting securities of that Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting at which the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

     None of the Funds may:

     (1) Borrow money, if such borrowing is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     (2) Make loans to other persons if such loans are specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     (3) Concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of the Fund's investment objectives, up to 25% of its assets, at market value at the time of each investment, may be invested in any one industry, except that positions in futures contracts shall not be subject to this restriction.

     (4) Underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, the rules and regulations thereunder, and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act in selling a security.

     (5) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the foregoing shall not be deemed to preclude any Fund from purchasing or selling futures contracts or options thereon, and each Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund).

     (6) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     For purposes of restriction (1) above, covered mortgage dollar rolls and arrangements with respect to securities lending are not treated as borrowing.

     If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in this Registration Statement is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities or a later change in the rating of the securities held for the Fund will not be considered a violation of policy.

                  5. PERFORMANCE INFORMATION AND ADVERTISING

     Fund performance may be quoted in advertising, shareholder reports and other communications in terms of total rate of return. All performance information is historical and is not intended to indicate future performance. Total rates of return fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be worth more or less than their original cost.

     Each Fund may provide its period, annualized, cumulative and average annual "total rates of return". The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period, reflects any change in net asset value per share and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized". An "annualized" total rate of return assumes that the period rate of return is generated over a one-year period. Average annual total return figures represent the average annual percentage change over the specified period. Cumulative total return figures are not annualized and represent the aggregate percentage or dollar value changes over a stated period of time.

     A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

     Average annual total return is a measure of a Fund's performance over time. It is determined by taking a Fund's performance over a given period and expressing it as an average annual rate. The average annual total return quotation is computed in accordance with a standardized method prescribed by SEC rules. The average annual total return for a specific period is found by taking a hypothetical $1,000 initial investment in Fund shares on the first day of the period, reducing the amount to reflect the maximum sales charge, and computing the redeemable value of the investment at the end of the period. The redeemable value is then divided by the initial investment, and its quotient is taken to the Nth root (N representing the number of years in the period) and is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains distributions have been reinvested in Fund shares at net asset value on the reinvestment dates during the period.

     Cumulative total return for a specific period is calculated by first taking a hypothetical initial investment in Fund shares on the first day of a period, deducting (as applicable) the maximum sales charge, and computing the "redeemable value" of that investment at the end of the period. The cumulative total return percentage is then determined by subtracting the initial investment from the redeemable value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains distributions by each Fund have been reinvested at net asset value on the reinvestment dates during the period. Cumulative total return may also be shown as the increased dollar value of the hypothetical investment over the period.

     Average annual and cumulative total returns may also be presented in advertising and sales literature without the inclusion of sales charges. Total return calculations that do not include the effect of the sales charge would be reduced if such charge were included.

     Each Fund may provide annualized "yield" quotations. The "yield" of a Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each month over a one year period and is shown as a percentage of the maximum public offering price on the last day of that period. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.

     Any current yield quotation for a Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30 calendar day or one month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the public offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

     In computing total rates of return and yield quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by other financial intermediaries are not included. Of course, any such fees will reduce the shareholder's net return on investment.

     The Funds are newly-offered and do not have performance information as of the date of this Statement of Additional Information.

         6. DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES

     The net asset value per share of each Fund is determined for each class on each day during which the New York Stock Exchange (the "Exchange") is open for trading ("Business Day"). As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. This determination of net asset value is made once each day as of the close of regular trading on the Exchange by adding the market value of all securities and other assets attributable to a class, then subtracting the liabilities attributable to that class, and then dividing the result by the number of outstanding shares of the class. The net asset value per share is effective for orders received and accepted by the transfer agent prior to its calculation.

     For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates or if there are no market rates, at fair value, at the time of valuation. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees of the Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. In certain instances, securities are valued on the basis of valuations received from a single dealer, which is usually an established market maker in the security. In these instances, additional dealer valuations are obtained monthly. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees of the Trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.

     Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the Exchange. Trading may also take place on days on which the Exchange is closed and on which it is not possible to purchase or redeem shares of the Funds. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities may be valued at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust.

     Interest income on long-term obligations held for a Fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of premiums.

              7. ADDITIONAL INFORMATION ON THE PURCHASE AND SALE
                                OF FUND SHARES

     Shares of the Funds are sold at net asset value without an initial sales charge. There are no fees or deferred sales charges when you sell your shares.

     Class A shares of the Funds may pay a distribution and service fee of up to 0.20% of the average daily net assets represented by these shares.

     Class D shares are offered to a limited group of investors who participate in certain investment programs which charge a fee for participation. In addition, Class D shares are offered to certain tax-exempt employee benefit and retirement plans. For more information about these programs, please visit the ________ website at www.______.com, or call 1-800-_________.

     During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone or Internet exchange or redemption. In such an event, another method of instruction, if available, should be considered. The Funds and the will employ reasonable procedures to confirm that instructions communicated by telephone or Internet are genuine. These procedures may include recording of the telephone or Internet instructions and verification of a shareholder's identity by asking for the shareholder's name, address, telephone number, Social Security number, account number, or password identification number. If these or other reasonable procedures are not followed, the Funds or their transfer agent (the "Transfer Agent") may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone or Internet.

Systematic Withdrawal Plan. Each Fund's Systematic Withdrawal Plan permits you to have a specified dollar amount (minimum of $100 per withdrawal) automatically withdrawn from your account on a regular basis if you have at least $10,000 in your Fund account at the time of enrollment. You are limited to one withdrawal per month under the Plan. You may receive your withdrawals by check, or have the monies transferred directly into your bank account. Or you may direct that payments be made directly to a third party. To participate in the Plan, you must complete the appropriate forms provided by the Transfer Agent or, if you hold your shares through a Service Agent, by your Service Agent.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, the Transfer Agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by the Transfer Agent. The Systematic Investment Plan also authorizes the Funds to apply cash held in the shareholder's ________ brokerage account to make additions to the account. Additional information is available from the Fund , through the ________ website (www.______.com), or by calling 1-800-_________.

     Subject to compliance with applicable regulations, the Trust has reserved the right to pay the redemption price of shares of the Funds either totally or partially, by a distribution in kind of securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

     The Trust may suspend the right of redemption or postpone the date of payment for shares of a Fund more than seven days during any period when (a) trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

     As described in the Prospectus, the Funds provide you with alternative ways of purchasing shares based upon your individual investment needs.

     There are no conversion, preemptive or other subscription rights.

     Investors may be able to invest in the Funds under one of several tax-sheltered plans. Such plans include IRAs, Keogh or Corporate Profit-Sharing and Money-Purchase Plans, 403(b) Custodian Accounts, and certain other qualified pension and profit-sharing plans. Investors should consult with the Transfer Agent and their tax and retirement advisers.

ADDITIONAL DEALER CONCESSIONS

     From time to time, the Funds' Distributor or SSB Citi, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Funds. Such concessions provided by the Funds' Distributor or SSB Citi may include financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Funds, and/or other dealer-sponsored events. From time to time, the Funds' Distributor or SSB Citi may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

                                 8. MANAGEMENT

     Each Fund is supervised by the Board of Trustees of the Trust. In each case, a majority of the Trustees are not affiliated with SSB Citi.

     The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Funds. Unless otherwise indicated below, the address of each Trustee and officer of the Trust is 21 Milk Street, Boston, Massachusetts.

TRUSTEES OF THE TRUST

PHILIP W. COOLIDGE* (aged 49) -- President of the Trust; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

RILEY C. GILLEY (aged 74) -- Vice President and General Counsel, Corporate Property Investors (November 1988 to December 1991); Partner, Breed, Abbott & Morgan (Attorneys) (retired, December 1987). His address is 4041 Gulf Shore Boulevard North, Naples, Florida.

DIANA R. HARRINGTON (aged 60) -- Professor, Babson College (since September
1993); Trustee, the Highland Family of Funds (March 1997 to March 1998). Her address is 120 Goulding Street, Holliston, Massachusetts.

SUSAN B. KERLEY (aged 49) -- President, Global Research Associates, Inc. (Investment Research) (since September 1990); Trustee, Mainstay Institutional Funds (since December 1990). Her address is P.O. Box 9572, New Haven, Connecticut.

HEATH B. MCLENDON* (aged 67) - Chairman, President, and Chief Executive Officer of SSB Citi Fund Management LLC (formerly known as SSBC Fund Management, Inc.) (since March 1996); Managing Director of Salomon Smith Barney (since August
1993); and Chairman, President and Chief Executive Officer of fifty-eight investment companies sponsored by Salomon Smith Barney. His address is 388 Greenwich Street, New York, New York.

C. OSCAR MORONG, JR. (aged 65) - Chairman of the Board of the Trust; Managing Director, Morong Capital Management (since February 1993); Director, Indonesia Fund (1990 to 1999); Director, MAS Funds (since 1993). His address is 1385 Outlook Drive West, Mountainside, New Jersey.

E. KIRBY WARREN (aged 66) -- Professor of Management, Graduate School of Business, Columbia University (1987 to December 1999). His address is Laurel Road, P.O. Box 146, Tuxedo Park, New York.

OFFICERS OF THE TRUST

PHILIP W. COOLIDGE* (aged 49) -- President of the Trust; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

ROBERT I. FRENKEL, ESQ.* (aged ___) -- Secretary of the Trust,
___________________.

THOMAS C. MANDIA, ESQ.* (aged ___) -- Assistant Secretary of the Trust,
______________.

CHRISTINE D. DORSEY* (aged 29) -- Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group, Inc. (since January
1996); Paralegal and Compliance Officer, various financial companies (July 1992 to January 1996).

LINWOOD C. DOWNS*; (aged 39) -- Treasurer of the Trust; Chief Financial
Officer and Senior Vice President, Signature Financial Group; Treasurer, CFBDS.

TAMIE EBANKS-CUNNINGHAM* (aged 27) -- Assistant Secretary of the Trust; Office Manager, Signature Financial Group (Cayman) Ltd. (Since April 1995); Administrator, Cayman Islands Primary School (prior to April 1995). Her address is P.O. Box 2494, Elizabethan Square, George Town, Grand Cayman, Cayman Islands, B.W.I.

SUSAN JAKUBOSKI* (aged 36) -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group (Cayman) Ltd.

MOLLY S. MUGLER* (aged 48) -- Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group, Inc.; Assistant Secretary, CFBDS.

JULIE J. WYETZNER* (aged 41) -- Vice President, Assistant Secretary and Assistant Treasurer of the Trust; Vice President, Signature Financial Group, Inc.

     The Trustees and officers of the Trust also hold comparable positions with certain other funds for which CFBDS, Signature Financial Group, Inc. or their affiliates serve as the distributor or administrator.

     The following table shows compensation of the Trustees of the Trust for the periods indicated:

----------------------------------------------------------------------------------------
                                            Pension or                        Total
                                            Retirement                    Compensation
                                             Benefits       Estimated      from Trust
                              Aggregate     Accrued as        Annual        and Fund
                            Compensation   Part of Fund   Benefits Upon   Complex Paid
Trustee                     from Trust(1)    Expenses       Retirement    to Trustees(1)
----------------------------------------------------------------------------------------
Philip W. Coolidge          None           None           None            None
----------------------------------------------------------------------------------------
Riley C. Gilley             $2,007         None           None            $65,250
----------------------------------------------------------------------------------------
Diana R. Harrington         $2,600         None           None            $71,250
----------------------------------------------------------------------------------------
Susan B. Kerley             $2,562         None           None            $69,750
----------------------------------------------------------------------------------------
Heath B. McLendon           None           None           None            None
----------------------------------------------------------------------------------------
C. Oscar Morong, Jr.        $3,053         None           None            $92,000
----------------------------------------------------------------------------------------
E. Kirby Warren             $2,293         None           None            $62,750
----------------------------------------------------------------------------------------

---------------------------------
(1) Information relates to the fiscal year ended October 31, 1999. Messrs. Coolidge, Gilley, McLendon, Morong and Warren and Mses. Harrington and Kerley are trustees of 48, 35, 23, 23, 39, 39, 30 and 30 funds, respectively, of the family of open-end registered investment companies advised or managed by Citibank, N.A.

     As of the date of this Statement of Additional Information, there are no shareholders of the Funds.

     The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of the Trust, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

MANAGERS

     SSB Citi provides certain administrative services to the Funds pursuant to separate management agreements (the "Management Agreements"). Unless otherwise terminated, each Management Agreement with the Trust will continue in effect indefinitely as long as after the first two years such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund, and, in either case, by a majority of the Trustees of the Trust who are not parties to the Management Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Management Agreement.

     SSB Citi provides the Funds with general office facilities and supervises the overall administration of the Funds, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Funds' independent contractors and agents; the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations; and arranging for the maintenance of books and records of the Funds. Trustees, officers, and investors in the Trust are or may be or may become interested in SSB Citi, as directors, officers, employees, or otherwise and directors, officers and employees of SSB Citi are or may become similarly interested in the Trust.

     Each Management Agreement provides that SSB Citi may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Trust, when authorized either by a vote of a majority of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board of Trustees of the Trust, or by SSB Citi on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Management Agreement with the Trust provides that neither SSB Citi nor its personnel shall be liable for any error of judgment or mistake of law or for any omission in the administration or management of the Trust or the performance of its duties under the Management Agreement, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Management Agreement with the Trust.

     The Funds pay the following aggregate management fees, which are accrued daily and paid monthly and are based on each Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year:

     --------------------------------------------------------------------------
     Citi S&P 500 Index Portfolio           0.25%
     --------------------------------------------------------------------------
     Citi 1000 Index Portfolio              0.35%
     --------------------------------------------------------------------------
     Citi All Markets Index Portfolio       0.23%
     --------------------------------------------------------------------------
     Citi Small Cap Index Portfolio         0.35%
     --------------------------------------------------------------------------
     Citi International Index Portfolio     0.40%
     --------------------------------------------------------------------------
     Citi Global Titans Index Portfolio     0.40%
     --------------------------------------------------------------------------
     Citi Nasdaq 100 Portfolio              0.40%
     --------------------------------------------------------------------------
     Citi U.S. Bond Index Portfolio         0.25%
     --------------------------------------------------------------------------

     Pursuant to a Services Agreement with SSB Citi, CFBDS performs such sub-administrative duties for the Trust as from time to time are agreed upon by SSB Citi and CFBDS. For performing such sub-administrative services, CFBDS receives compensation as from time to time is agreed upon by SSB Citi, not in excess of the amount paid to SSB Citi for its services under the Management Agreements with the Trust. All such compensation to CFBDS is paid by SSB Citi.

DISTRIBUTOR

        CFBDS, 21 Milk Street, Boston, MA 02109, serves as the Distributor of each Fund's shares pursuant to Distribution Agreements with the Trust with respect to each class of shares of the Funds (the "Distribution Agreements").

[In those states where CFBDS is not a registered broker-dealer, shares of the Funds are sold through Signature Broker-Dealer Services, Inc., as dealer.] Under the Distribution Agreements, CFBDS is obligated to use its best efforts to sell shares of the Funds.

     Either party may terminate the Distribution Agreements on not less than thirty days' nor more than sixty days' written notice to the other party. Unless otherwise terminated the Distribution Agreements will continue from year to year upon annual approval by the Trust's Board of Trustees and by the vote of a majority of the Board of Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements will terminate in the event of their assignment, as defined in the 1940 Act.

     The Class A shares of the Funds have adopted a Service Plan (the "Service Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Plan, the Class A shares of a Fund may pay the Distributor, a broker-dealer or financial institution that has entered into a service agreement with the Distributor concerning the Class A shares of the Funds or others a monthly service and distribution fee at an annual rate not to exceed 0.20% of the average daily net assets represented by Class A shares of a Fund.

     The Service Plan permits the Funds to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. Class A shares of each Fund will pay the fees to the Distributor, and others until the Service Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Service Plan for the Class A shares of each Fund, the Trustees will review the Service Plan and the expenses for each Fund separately.

     The Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "Qualified Trustees"). The Service Plan requires that the Trust and the Distributor provide to the Board of Trustees, and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. The Service Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of such Qualified Trustees then in office. The Service Plan may be terminated with respect to the Class A shares of any Fund at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities representing the Class A shares of that Fund. The Service Plan may not be amended to increase materially the amount of a Fund's permitted expenses thereunder without the approval of a majority of the outstanding securities representing the Class A shares of that Fund and may not be materially amended in any case without a vote of a majority of both the Trustees and Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

CODE OF ETHICS

     The Trust, the Manager and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by a Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions.

EXPENSES

     In addition to amounts payable under the Management Agreements and the Service Plan, each Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of Trustees that are not affiliated with SSB Citi or the Fund's distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums. The Prospectus for the Funds contains more information about the expenses of each Fund.

TRANSFER AGENT AND CUSTODIAN

     The Trust has entered into a Transfer Agency and Service Agreement with Citi Fiduciary Trust Company ("Citi Fiduciary") pursuant to which Citi Fiduciary acts as transfer agent for each Fund. The Trust also has entered into a Custodian Agreement and a Fund Accounting Agreement with State Street Bank and Trust Company ("State Street"), pursuant to which custodial and fund accounting services, respectively, are provided for each Fund. Among other things, State Street calculates the daily net asset value for the Funds. Securities may be held by a sub-custodian bank approved by the Trustees.

     The principal business address of Citi Fiduciary is 388 Greenwich Street, New York, New York 10013. The principal business address of State Street is 225 Franklin Street, Boston, Massachusetts 02110.

AUDITORS

     PricewaterhouseCoopers LLP are the independent accountants for the Trust, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. The address of PricewaterhouseCoopers LLP is 160 Federal Street, Boston, Massachusetts 02110.

COUNSEL

     Bingham Dana LLP, 150 Federal Street, Boston, Massachusetts 02110, is counsel for each Fund.

                           9. PORTFOLIO TRANSACTIONS

     SSB Citi trades securities for a Fund if it believes that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective. Changes in the Fund's investments are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. Specific decisions to purchase or sell securities for each Fund are made by a portfolio manager who is an employee of SSB Citi and who is appointed and supervised by senior officers of SSB Citi. The portfolio manager may serve other clients in a similar capacity.

     In connection with the selection of brokers or dealers and the placing of portfolio securities transactions, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to a Fund and/or the other accounts over which SSB Citi or their affiliates exercise investment discretion. SSB Citi is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if SSB Citi determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which SSB Citi and its affiliates have with respect to accounts over which they exercise investment discretion.

     The management fee that each Fund pays to SSB Citi will not be reduced as a consequence of SSB Citi's receipt of brokerage and research services. While such services are not expected to reduce the expenses of SSB Citi, SSB Citi would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

     In certain instances there may be securities that are suitable as an investment for a Fund as well as for one or more of SSB Citi's other clients. Investment decisions for each Fund and for SSB Citi's clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a Fund. When purchases or sales of the same security for a Fund and for other portfolios managed by SSB Citi occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

     Because the Funds are newly-offered, they have not paid brokerage commissions as of the date of this Statement of Additional Information.

           10. DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

     The Trust's Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series, to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series and to divide such shares into classes. The Trust has reserved the right to create and issue additional series and classes of shares. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon liquidation or dissolution (except for any differences between classes of shares of a series). Shares of each series are entitled to vote separately to approve management agreements or changes in investment policy, and shares of a class are entitled to vote separately to approve any distribution or service arrangements relating to that class, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular Fund, only shares of that particular Fund are entitled to vote.

     Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances (e.g., upon the application and submission of certain specified documents to the Trustees by a specified number of shareholders), the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have under certain circumstances the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment. (See "Investment Restrictions.")

     The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by a vote of the holders of two-thirds of the Trust's outstanding shares, voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's or the affected series outstanding shares would be sufficient. The Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or
(ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, the Trust will continue indefinitely.

     The Funds' Transfer Agent maintains a share register for shareholders of record. Share certificates are not issued.

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust of the Trust also provides that the Trust may maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

     The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust of the Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                                11. TAX MATTERS

TAXATION OF THE FUNDS

     FEDERAL TAXES. Each Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Funds. If a Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary income to shareholders.

     FOREIGN TAXES. Investment income and gains received by a Fund from non-U.S. securities may be subject to non-U.S. taxes. The U.S. has entered into tax treaties with many other countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income. Each Fund intends to qualify for treaty reduced rates where applicable. It is not possible, however, to determine a Fund's effective rate of non-U.S. tax in advance since the amount of the Fund's assets to be invested within various countries is not known. Except in the case of Citi International Index Portfolio, it is not expected that any Fund which incurs foreign income taxes will be able to pass through to shareholders foreign tax credits with respect to such foreign taxes. If Citi International Index Portfolio holds more than 50% of its assets in foreign stock and securities at the close of its taxable year it may elect to "pass through" to its shareholders foreign income taxes paid. If Citi International Index Portfolio so elects, its shareholders will be required to treat their pro rata portions of the foreign income taxes paid by the Fund as part of the amounts distributed by them from the Fund and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction for such amounts will be permitted to individuals in computing their alternative minimum tax liability. If Citi International Index Portfolio does not qualify or elect to "pass through" to its shareholders foreign income taxes that it pays, shareholders will not be able to claim any deduction or credit for any part of such taxes.

TAXATION OF SHAREHOLDERS

     TAXATION OF DISTRIBUTIONS. Shareholders of a Fund will generally have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

     Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     DIVIDENDS-RECEIVED DEDUCTION. The portion of each Fund's ordinary income dividends attributable to dividends received in respect of equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments.

     TAX TREATMENT FOR NON-U.S. PERSONS. The Funds will withhold tax payments at a rate of 30% (or any lower applicable tax treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Funds by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

     BACKUP WITHHOLDING. The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. The Funds may be required to withhold (and pay over to the IRS for the shareholder's credit) 31% of certain distributions and redemption proceeds paid to shareholders who fail to provide this information or who otherwise violate IRS regulations.

     DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

EFFECTS OF CERTAIN INVESTMENTS AND TRANSACTIONS

     CERTAIN DEBT INVESTMENTS. Any investment by a Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. An investment by a Fund in residual interests of a CMO that has elected to be treated as a real estate mortgage investment conduit, or "REMIC," can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

     OPTIONS, ETC. Each Fund's transactions in options, futures and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by each Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. Each Fund intends to limit its activities in options, futures and forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

     FOREIGN INVESTMENTS. The Funds may make non-U.S. investments. Special tax considerations apply with respect to such investments. Foreign exchange gains and losses realized by a Fund will generally be treated as ordinary income and loss. Use of non-U.S. currencies for non-hedging purposes and investment by a Fund in certain "passive foreign investment companies" may have to be limited in order to avoid a tax on a Fund. A Fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each taxable year. This election may cause the Fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional taxable gain or loss to the Fund.

12.  FINANCIAL STATEMENTS

     The Funds are newly-offered and have not issued financial statements as of the date of this Statement of Additional Information.

13.  OTHER INFORMATION

Citi S&P 500 Index Portfolio

     "S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by SSB Citi. Citi S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to SSB Citi is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to SSB Citi or the Fund. S&P has no obligation to take the needs of SSB Citi or the shareholders of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund's shares or the timing of the issuance or sale of the Fund's shares or in the determination or calculation of the equation by which Fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Citi 1000 Index Portfolio; Citi Small Cap Index Portfolio

     Neither Citi 1000 Index Portfolio nor Citi Small Cap Index Portfolio is promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has reviewed neither such Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

     Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its index(es). Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the index(es).

     Frank Russell Company's publication of the index(es) in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the index(es) is (are) based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEX(ES) OR ANY DATA INCLUDED IN THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEX(ES) OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION

THEREOF) COMPRISING THE INDEX(ES). FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Citi All Markets Index Portfolio

     Wilshire Associates, Incorporated ("Wilshire Associates") does not sponsor Citi All Markets Index Portfolio, nor is it affiliated in anyway with the Funds. Wilshire, Wilshire 4500 and Wilshire 5000 are registered service marks of Wilshire Associates. None of the Funds are sponsored, endorsed, sold, or promoted by the index or its sponsor and neither the index nor its sponsor make any representation or warranty, express or implied, regarding the advisability of investing in the Funds.

     Citi All Markets Index Portfolio is not sponsored, endorsed, sold or promoted by Wilshire Associates. Wilshire Associates makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in funds generally or in the Fund particularly or the ability of the Wilshire 5000 Index to track general stock market performance. Wilshire's only relationship to the Fund is the licensing of certain trademarks and trade names of Wilshire. The Wilshire 5000 Index is composed and calculated without regard to the issuer of the Fund or the Fund. Wilshire has no obligation to take the needs of the issuer of the Fund or the owners of the Fund into consideration in determining, composing or calculating the Wilshire 5000 Index. WILSHIRE DOES NOT GUARANTEE THE ACCURACY OR THE COMPLETENESS OF THE WILSHIRE 5000 INDEX OR ANY DATA INCLUDED THEREIN AND WILSHIRE SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. WILSHIRE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF CITI ALL MARKETS INDEX PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE WILSHIRE 5000 INDEX OR ANY DATA INCLUDED THEREIN. WILSHIRE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE WILSHIRE 5000 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL WILSHIRE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Citi International Index Portfolio

     Citi International Index Portfolio is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in funds generally or in the Fund particularly or the ability of the EAFE Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks, and trade names of MSCI and the EAFE Index which is determined, composed and calculated by MSCI without regard to the issuer of the Fund or the Fund. MSCI has no obligation to take the needs of the issuer of the Fund of the owners of the Fund into consideration in determining, composing or calculating the EAFE Index. MSCI is not responsible for and has not participated in the determination or calculation of the equation by which the Fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the Fund in connection with the administration, marketing or trading of the Fund.

     ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDEXES FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES
ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SSB CITI, SSB CITI'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF CITI INTERNATIONAL INDEX PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY
DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO
EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Citi Global Titans Index Portfolio

     Citi Global Titans Index Portfolio is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly. Dow Jones' only relationship to SSB Citi is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the Dow Jones Global Titans IndexSM, which is determined, composed and calculated by Dow Jones without regard to SSB Citi or the Fund. Dow Jones has no obligation to take the needs of SSB Citi or the owners of the Fund into consideration in determining, composing or calculating the Dow Jones Global Titans IndexSM. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Fund.

     DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOWN JONES GLOBAL TITANS INDEXSM OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SSB CITI, OWNERS OF CITI GLOBAL TITANS INDEX PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES GLOBAL TITANS INDEXSM OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES GLOBAL TITANS INDEXSM

OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENT OR ARRANGEMENTS BETWEEN DOW JONES AND SSB CITI.

Citi Nasdaq 100 Portfolio

     Citi Nasdaq 100 Portfolio is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to SSB Citi is in the licensing of the Nasdaq 100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to SSB Citi or the Fund. Nasdaq has no obligation to take the needs of SSB Citi or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

     THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SSB CITI, OWNERS OF CITI NASDAQ 100 PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Citi U.S. Bond Index Portfolio

     Citi U.S. Bond Index Portfolio is not sponsored, endorsed, sold or promoted by Lehman Brothers. Lehman Brothers makes no representation or warranty, express or implied, to the owners of beneficial interests of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Lehman Brothers Aggregate Bond Index(R) to track general performance. Lehman Brother's only relationship to the Fund is the licensing of certain trademarks and trade names of Lehman Brothers and of the Lehman Brothers Aggregate Bond Index(R) which is determined, composed and calculated by Lehman Brothers without regard to the Fund. Lehman Brothers has no obligation to take the needs of the Fund or the owners of beneficial interests of the Fund into consideration in determining, composing or calculating the Lehman Brothers Aggregate Bond Index(R). Lehman Brothers is not responsible for and has not participated in the determination of the price and number of beneficial interests of the Fund or the timing of the issuance of sale of beneficial interests of the Fund. Lehman Brothers has no obligation or liability in connection with the administration, marketing or trading of the Fund.

     LEHMAN BROTHERS DOES NOT GUARANTEE THE ACCURACY OR THE COMPLETENESS OF THE LEHMAN BROTHERS AGGREGATE BOND INDEX(R) OR ANY DATA INCLUDED THEREIN AND LEHMaN BROTHERS SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. LEHMAN BROTHERS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE CITI U.S. BOND INDEX PORTFOLIO, OWNERS OF BENEFICIAL INTERESTS OF THE CITI U.S. BOND INDEX PORTFOLIO OR ANY OTHER PERSON OR ENTITY FROM THE USE oF THE LEHMAN BROTHERS AGGREGATE BOND INDEX(R) OR ANY DATA INCLUDED THEREIN. LEHMAN BROTHERS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE LEHMAN BROTHERS AGGREGATE BOND INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LEHMAN BROTHERS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFiED OF THE POSSIBILITY OF SUCH DAMAGES.

                                    PART C

Item 23.       Exhibits.

                      *      a(1)     Amended and Restated Declaration of Trust of the Registrant
       **, ***,*******,      a(2)     Amendments to the Amended and Restated Declaration of
               ********               Trust of the Registrant
                             a(3)     Forms of Amendments to the Amended and Restated
                                      Declaration of Trust of the Registrant
                    ***      b(1)     Amended and Restated By-Laws of the Registrant
                    ***      b(2)     Amendments to the Amended and Restated By-Laws of the
                                      Registrant
                             b(3)     Form of Amendment to the Amended and Restated By-Laws
                                      of the Registrant
                              d       Form of Management Agreement between the Registrant and
                                      SSB Citi Fund Management LLC, as manager to Citi S&P
                                      500 Index Portfolio, Citi 1000 Index Portfolio, Citi All
                                      Markets Index Portfolio, Citi Small Cap Index Portfolio, Citi
                                      International Index Portfolio, Citi Global Titans Index
                                      Portfolio, Citi Nasdaq 100 Portfolio and Citi U.S. Bond Index
                                      Portfolio (collectively, the "Funds")
                             e(1)     Form of Distribution Agreement between the Registrant and
                                      CFBDS, Inc. ("CFBDS"), as distributor with respect to the
                                      Class A shares of the Funds
                             e(2)     Form of Distribution Agreement between the Registrant and
                                      CFBDS, Inc. ("CFBDS"), as distributor with respect to the
                                      Class D shares of the Funds
                    ***      g(1)     Custodian Contract between the Registrant and State Street
                                      Bank and Trust Company ("State Street"),as custodian
                             g(2)     Form of Letter Agreement adding the Funds to the Custodian
                                      Contract between the Registrant and State Street
                *******      h(1)     Services Agreement between Citibank, N.A. and CFBDS
                              i       Opinion and consent of counsel
                              m       Form of Service Plan of the Registrant with respect to the
                                      Class A shares of the Funds
                  *****       o       Multiple Class Plan of the Registrant
                             p(1)     Code of Ethics for the Registrant and SSB Citi
                             p(2)     Code of Ethics for CFBDS
               **** and      q(1)     Powers of Attorney for the Registrant
                 ******

--------------------------------
               * Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 31, 1996.
              ** Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 18, 1997.
             *** Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 30, 1997.

            **** Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 24, 1998.
           ***** Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 12, 1999.
          ****** Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on April 16, 1999.
         ******* Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on December 29, 1999.
        ******** Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 2-90518) as filed with the Securities and Exchange Commission on February 28, 2000.


Item 24.  Persons Controlled by or under Common Control with Registrant.

     Not applicable.

Item 25.  Indemnification.

     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreement between the Registrant and CFBDS, Inc., filed as an Exhibit hereto; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.  Business and Other Connections of Investment Adviser.

     SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc.) ("SSB Citi") (formerly known as Mutual Management Corp.)

     SSB Citi was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., formerly known as Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment Advisers Act of 1940 (the "1940 Act").

     The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SSB Citi pursuant to the Investment Advisers Act of 1940 Act (the "Advisers Act") (SEC File No. 801-8314).

Item 27.  Principal Underwriters.

          (a) CFBDS, the Registrant's distributor, is also the distributor for CitiFunds(SM) International Growth & Income Portfolio, CitiFunds(SM) International Growth Portfolio, CitiFunds(SM) U.S. Treasury Reserves, CitiFunds(SM) Cash Reserves, CitiFunds(SM) Premium U.S. Treasury Reserves, CitiFunds(SM) Premium Liquid Reserves, CitiFunds(SM) Institutional U.S. Treasury Reserves, CitiFunds(SM) Institutional Liquid Reserves, CitiFunds(SM) Institutional Cash Reserves, CitiFunds(SM) Tax Free Reserves, CitiFunds(SM) Institutional Tax Free Reserves, CitiFunds(SM) California Tax Free Reserves, CitiFunds(SM) Connecticut Tax Free Reserves, CitiFunds(SM) New York Tax Free Reserves, CitiFunds(SM) Intermediate Income Portfolio, CitiFunds(SM) Short-Term U.S. Government Income Portfolio, CitiFunds(SM) New York Tax Free Income Portfolio, CitiFunds(SM) National Tax Free Income Portfolio, CitiFunds(SM) California Tax Free Income Portfolio, CitiFunds(SM) Small Cap Value Portfolio, CitiFunds(SM) Large Cap Growth Portfolio, CitiFunds(SM) Small Cap Growth Portfolio, CitiFunds(SM) Balanced Portfolio, CitiSelect(R) Folio 100 Income, CitiSelect(R) Folio 200 Conservative, CitiSelect(R) Folio 300 Balanced, CitiSelect(R) Folio 400 Growth, CitiSelect(R) Folio 500 Growth Plus, CitiSelect(R) VIP Folio 200 Conservative, CitiSelect(R) VIP Folio 300 Balanced, CitiSelect(R) VIP Folio 400 Growth, CitiSelect(R) VIP Folio 500 Growth Plus and CitiFunds(SM) Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Growth Portfolio, Small Cap Growth Portfolio, High Yield Portfolio, U.S. Fixed Income Portfolio, Government Income Portfolio, International Equity Portfolio, Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers

     Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Small Cap Fund, Government Fund, Growth Fund, Growth and Income Fund, International Equity Fund, Mid Cap Fund, Municipal Bond Fund, Select Small Cap Portfolio, Select Government Portfolio, Select Growth Portfolio, Select Growth and Income Portfolio, Select Mid Cap Portfolio, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long- Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, S&P 500 Index Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Multi-Sector Fixed Income Investments, Multi-Strategy Market Neutral Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Premier Selections Fund, Smith Barney Small Cap Value Fund, Smith Barney Small Cap Growth Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney EAFE Index Fund, Smith Barney US 5000 Index Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, National Portfolio, Massachusetts Money

     Market Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney Financial Services Fund, Smith Barney Health Sciences Fund, Smith Barney Technology Fund, Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Smith Aggressive Growth Portfolio, Smith Mid Cap Portfolio, Alliance Growth Portfolio, INVESCO Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, Travelers Managed Income Portfolio, Van Kampen Enterprise Portfolio, Centurion U.S. Equity Fund, Centurion International Equity Fund, Centurion U.S. Contra Fund, Centurion International Contra Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers International Equity Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Large Cap Growth Fund, Salomon Brothers Balanced Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Value Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, Salomon Brothers Variable Asia Growth Fund, and Salomon Brothers Variable Small Cap Growth Fund.

     (b) The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No.8-32417).

     (c) Not applicable.

Item 28.  Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

        NAME                                     ADDRESS

        CFBDS, Inc.                              21 Milk Street
        (distributor)                            Boston, MA 02109

        State Street Bank and Trust Company      1776 Heritage Drive
        (custodian)                              North Quincy, MA 02171

        Citi Fiduciary Trust Company             388 Greenwich Street,
        (transfer agent)                         New York, New York 10013

        SSB Citi Fund Management LLC             388 Greenwich Street
        (manager)                                New York, NY 10013

Item 29.  Management Services.

     Not applicable.

Item 30.  Undertakings.

     Not applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 2nd day of June, 2000.

                                           CITIFUNDS TRUST I

                                           By:  Philip W. Coolidge
                                           ---------------------------------
                                           Philip W. Coolidge
                                           President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on June 2, 2000.

        Signature                          Title

    Philip W. Coolidge                     President, Principal Executive
    ----------------------------           Officer and Trustee
    Philip W. Coolidge

    Linwood C. Downs                       Principal Financial Officer and
    ----------------------------           Principal Accounting Officer
    Linwood C. Downs

    Riley C. Gilley*                       Trustee
    ----------------------------
    Riley C. Gilley

    Diana R. Harrington*                   Trustee
    ----------------------------
    Diana R. Harrington

    Susan B. Kerley*                       Trustee
    ----------------------------
    Susan B. Kerley

    Heath B. McLendon*                     Trustee
    ----------------------------
    Heath B. McLendon

    C. Oscar Morong, Jr.*                  Trustee
    ----------------------------
    C. Oscar Morong, Jr.

    E. Kirby Warren*                       Trustee
    ----------------------------
    E. Kirby Warren

    *By: Philip W. Coolidge
    -------------------------
    Philip W. Coolidge
    Executed by Philip W. Coolidge
    on behalf of those indicated
    pursuant to Powers of Attorney.

                                 EXHIBIT INDEX

Exhibit
No.:         Description:

   a(3)      Forms of Amendments to the Amended and Restated
             Declaration of Trust of the Registrant
   b(3)      Form of Amendment to the Amended and Restated By-Laws
             of the Registrant
    d        Form of Management Agreement between the Registrant
             and SSB Citi Fund Management LLC, as manager to Citi
             S&P 500 Index Portfolio, Citi 1000 Index Portfolio,
             Citi All Markets Index Portfolio, Citi Small Cap Index
             Portfolio, Citi International Index Portfolio, Citi Global
             Titans Index Portfolio, Citi Nasdaq 100 Portfolio and
             Citi U.S. Bond Index Portfolio (collectively, the
             "Funds")
   e(1)      Form of Distribution Agreement between the Registrant
             and CFBDS, Inc. ("CFBDS"), as distributor with respect
             to the Class A shares of the Funds
   e(2)      Form of Distribution Agreement between the Registrant
             and CFBDS, Inc. ("CFBDS"), as distributor with respect
             to the Class D shares of the Funds
   g(2)      Form of Letter Agreement adding the Funds to the
             Custodian Contract between the Registrant and State
             Street
    i        Opinion and consent of counsel
    m        Form of Service Plan of the Registrant with respect to
             the Class A shares of the Funds
   p(1)      Code of Ethics for the Registrant and SSB Citi
   p(2)      Code of Ethics for CFBDS